UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R. T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor
Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	June 30, 2010

Select Satellite Funds
Absolute Return Tracker
Commodity Strategy
Dynamic Allocation
International Real Estate Securities
Real Estate Securities

Goldman Sachs Select Satellite Funds

■	GOLDMAN SACHS ABSOLUTE RETURN TRACKER

■	GOLDMAN SACHS COMMODITY STRATEGY

■	GOLDMAN SACHS DYNAMIC ALLOCATION

■	GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES

■	GOLDMAN SACHS REAL ESTATE SECURITIES

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Portfolio Management Discussions and Performance Summaries	4
Schedules of Investments	28
Financial Statements	38
Notes to Financial Statements	42
Financial Highlights	68
Other Information	78

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS SELECT SATELLITE FUNDS

Principal Investment Strategies and Risks

This is not a complete list of risks that may affect the Funds. For additional information concerning the risks applicable to the Funds, please see the Funds’ Prospectuses.

The Goldman Sachs Absolute Return Tracker Fund seeks to achieve investment results that approximate the performance of the Goldman Sachs Absolute Return Tracker Index (the “GS-ART Index”). The GS-ART Index is a benchmark index that seeks to replicate the investment returns of hedge fund betas (i.e., that portion of the returns of hedge funds, as a broad asset class, that results from market exposure rather than manager skill). The Fund intends to invest in financial instruments that may provide short or long exposure to the various indices that comprise the GS-ART Index. The Fund’s performance may not match, and may vary substantially from, that of the GS-ART Index. The Fund may make investments in swaps, futures and forward contracts, structured notes and other derivative instruments. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; the risk of default by a counterparty; and the risk that transactions may not be liquid. The Fund is subject to the risks associated with short selling of securities. Short selling involves leverage of the Fund’s assets and presents various other risks. Because the Fund must first borrow a security to establish a short position, there is the risk that a security will not be available at a particular time or an acceptable price and therefore the Fund may not be able to implement its investment strategy. In addition, the Fund may be obligated to cover its short position at a higher price than the short price, resulting in a loss. Losses on short sales are potentially unlimited as a loss occurs when the value of a security sold short increases. Note that short selling involves sophisticated investment techniques that have the potential to add additional risk to a portfolio. The Fund is not appropriate for all investors.

The Goldman Sachs Commodity Strategy Fund invests primarily in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in fixed income and debt instruments. The Fund may also gain exposure to the performance of the commodity markets through investments in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund is subject to the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; the risk of default by a counterparty; and the risk that the transactions may not be liquid. The Fund may also invest in foreign securities, which may be more volatile than investments in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. The Fund may also invest in non-investment grade fixed income securities, which are considered speculative. Non-investment grade fixed income securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

GOLDMAN SACHS SELECT SATELLITE FUNDS

The Goldman Sachs Dynamic Allocation Fund invests primarily in exchange-traded funds (“ETFs”), futures, swaps and other derivatives that provide exposure to a broad spectrum of asset classes, including but not limited to equities (both in U.S. and non-U.S. companies), fixed income (U.S. and non-U.S., investment grade and high yield) and commodities. Derivative investments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risk of default by a counterparty; and liquidity risk. The Fund’s equity investments are subject to market risk, which means that the value of its investments may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund’s fixed income investments are subject to the risks associated with debt securities generally, including credit, liquidity and interest rate risk. High yield, lower rated securities involve greater price volatility and present greater risks than higher rated fixed income securities. The Fund is subject to the risk that exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The Fund may also invest in foreign securities, including emerging markets securities, which may be more volatile and less liquid than investments in U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

The Goldman Sachs International Real Estate Securities Fund invests primarily in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry outside the United States, including real estate investment trusts (“REITs”). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. The Fund’s investments, especially in real estate industry companies that hold mortgages, may be subject to interest rate risks. Foreign and emerging markets securities may be more volatile than U.S. securities and are subject to the risks of currency fluctuations and sudden economic or political developments. Because the Fund concentrates its investments in specific industry sectors, the Fund is subject to greater risk of loss as a result of adverse economic, business or other developments affecting these sectors than if its investments were diversified across different industry sectors. The Fund may be especially subject to the risk that the liquidity of particular portfolio securities will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. Because the Fund invests primarily in issuers related to the real estate industry, its net asset value may fluctuate substantially over time and its performance may be substantially different from the returns of the broader stock market. The Fund may make investments in derivative instruments, including options and financial futures. Derivative instruments may be illiquid, difficult to price, and leveraged, so that a small movement in the price of an underlying security may result in disproportionate losses to the Fund. The Fund may participate in the initial public offering (“IPO”) market. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

GOLDMAN SACHS SELECT SATELLITE FUNDS

The Goldman Sachs Real Estate Securities Fund invests primarily in a portfolio of equity investments in issuers that are primarily engaged in or related to the real estate industry, including real estate investment trusts (“REITs”). Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. The securities of REITs involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements because of interest rate changes, economic conditions and other factors. The Fund’s investments, especially in real estate industry companies that hold mortgages, may be subject to interest rate risks. Because the Fund concentrates its investments in specific industry sectors, the Fund is subject to greater risk of loss as a result of adverse economic, business or other developments affecting these sectors than if its investments were diversified across different industry sectors. The Fund may be especially subject to the risk that the liquidity of particular portfolio securities will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. At times, the Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all. Because the Fund invests primarily in issuers related to the real estate industry, its net asset value may fluctuate substantially over time and its performance may be substantially different from the returns of the broader stock market. The Fund may participate in the initial public offering (“IPO”) market. The market value of IPO shares may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, and the small number of shares available for trading and limited information about the issuer. The Fund is non-diversified and may invest more of its assets in fewer issuers than diversified funds. Accordingly, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and to greater losses resulting from these developments.

PORTFOLIO RESULTS

Goldman Sachs Absolute Return Tracker Fund

Investment Objective

The Fund seeks to achieve investment results that approximate the returns of the GS-ART Index.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Absolute Return Tracker Fund’s performance and positioning for the six months ended June 30, 2010 (the “Reporting Period”).

Q	How did the Goldman Sachs Absolute Return Tracker Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of −3.09%, −3.46%, −2.96%, −2.97% and −3.21%, respectively. These returns compare to the −2.51% and 0.63% cumulative total return of the Fund’s benchmarks, the Goldman Sachs Absolute Return Tracker Index (the “GS-ART Index”) and the Dow Jones Credit Suisse AllHedge Index (formerly the Credit Suisse/Tremont AllHedge Index), respectively, during the same time period.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to attain its objective by investing in financial instruments that may provide short or long exposure to the various indices that comprise the GS-ART Index, each such index being a “Component Market Factor.” During the Reporting Period, the Fund’s Component Market Factors were investable indices reflecting the following categories — Equities, Fixed Income and Commodities.

As a passive index strategy fund, active management decisions regarding asset class allocation or security selection do not apply nor are investment decisions regarding Component Market Factors made based on any economic or financial market outlooks. Positioning in the Equities, Fixed Income and Commodities categories detracted from the Fund’s absolute returns during the Reporting Period. Still, the Fund’s results from both a risk and return perspective were within expectations, especially in light of both the bear and bull markets experienced during the first half of 2010.

Q	How was the Fund positioned within the Equities category during the Reporting Period?

A	Equities started 2010 with reasonable optimism, but after economic cracks appeared in Europe in late April, U.S. stocks gave up all their 2010 gains — and then some. The U.S. large-cap equity market, as measured by the S&P® 500 Index, closed the Reporting Period down 6.65%. During the same six months, international developed equities, whose peripheral European sovereign economies were a major source of concern, lost 13.23%, as measured by the MSCI EAFE® Index. Emerging market equities fared a bit better, giving up 6.04%, as measured by the MSCI Emerging Markets Index. U.S. small-cap equities did better still, declining 1.95%, as measured by the Russell 2000® Index. The Fund’s net long exposure to equities detracted from the Fund’s performance during the Reporting Period. Indeed, the Equities category had the strongest effect — albeit a negative one — on the Fund’s total return of all the Component Market Factors during the Reporting Period. The Fund had this net long exposure to equities since its inception in May 2008 and increased its exposure at the end of October 2009 when the annual changes made to the GS-ART Index resulted in the addition of a discrete allocation to the S&P® 500 Index in both the GS-ART Index and the Fund.

PORTFOLIO RESULTS

Q	How did developments within the Fixed Income category affect the Fund’s absolute return?

A	Short-term interest rates remained anchored throughout the Reporting Period by a federal funds rate targeted near zero. However, long-term interest rates fell, as investors’ appetites for risk declined, and they found the perceived safer harbor of U.S. Treasuries more attractive than non-Treasury fixed income sectors. As a result, the yield curve, or spectrum of maturities, flattened, meaning the differential in yields between longer-dated and shorter-dated U.S. Treasury securities narrowed. Still, the yield curve was not as flat during the Reporting Period as it had been during other recent risk-averse periods such as that seen in 2008. The Fund’s performance was adversely affected by these developments, as it had a net short exposure to fixed income, particularly the 10-year U.S. Treasury note, during the Reporting Period. In other words, a short exposure to this Component Market Factor of the Fund usually generates negative results when 10-year Treasury notes rally and their yields decline. This net short exposure to fixed income was a position the Fund had held since its inception.

Q	Was the Fund positioned net long or short in the Commodities category during the Reporting Period?

A	The Fund held net long positions in broad commodities and, separately, in precious metals during the Reporting Period. Commodities, as measured by the S&P GSCItm Index, fell sharply at the beginning of 2010 and then dropped again in May to end the Reporting Period down 11.21%. The S&P GSCItm Index is dominated by energy, which declined 11.38% during the Reporting Period. The energy portion of the S&P GSCItm Index struggled as investors began to doubt the strength of the global recovery, especially in areas of Europe that some considered to have extended their levels of sovereign debt. Precious metals, as measured by the S&P GSCItm Precious Metals Index, advanced 12.98%, by far the best performing segment within the category. Precious metals moved up steadily as the spot price of gold in particular set record highs several times during the Reporting Period — as it had in 2009. Despite the buoying effect of its precious metals exposure, the Fund’s net long positions in the Commodities category overall detracted from its performance during the Reporting Period.

Q	How did the Credit category affect the Fund’s results?

A	Although the Credit category is a component of the GS-ART Index’s market factor universe, it has not been a statistically significant factor in explaining hedge fund performance since late 2009. As a result, it was not part of the GS-ART Index or the Fund during the Reporting Period.

Q	Did Volatility impact the Fund’s returns during the Reporting Period?

A	Although Volatility is a component of the GS-ART Index’s market factor universe, it has so far not been a statistically significant factor in explaining hedge fund performance. As a result, it was not part of the GS-ART Index or the Fund during the Reporting Period.

Q	Was the Fund invested in any other asset classes during the Reporting Period?

A	The Fund had exposure to cash during the Reporting Period, which contributed modestly but positively to its performance.

FUND BASICS

Absolute Return Tracker Fund
as of June 30, 2010

PERFORMANCE REVIEW

		Goldman Sachs	Dow Jones
January 1, 2010–	Fund Total Return	Absolute Return	Credit Suisse
June 30, 2010	(based on NAV)[1]	Tracker Index[2]	AllHedge Index[3]

Class A	-3.09%	-2.51%	0.63%
Class C	-3.46	-2.51	0.63
Institutional	-2.96	-2.51	0.63
Class IR	-2.97	-2.51	0.63
Class R	-3.21	-2.51	0.63

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Goldman Sachs Absolute Return Tracker Index is a benchmark index that seeks to replicate the investment returns of hedge fund betas (i.e., that portion of the returns of hedge funds, as a broad asset class, that results from market exposure rather than manager skill).
[3]	The Dow Jones Credit Suisse AllHedge Index (formerly known as the Credit Suisse/Tremont AllHedge Index) is an asset weighted hedge fund index derived from the market leading Dow Jones/Credit Suisse hedge fund index. The Dow Jones/Credit Suisse AllHedge Index provides a rules-based and fully investable Index. Index performance data is published on a monthly basis and the constituents are re-balanced semi-annually according to the sector weights of the Dow Jones Credit Suisse hedge fund index. It is comprised of all 10 Dow Jones Credit Suisse AllHedge Strategy Indexes.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS4

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	-5.86%	-8.48%	5/30/08
Class C	-2.15	-6.67	5/30/08
Institutional	-0.01	-5.59	5/30/08
Class IR	-0.14	-5.70	5/30/08
Class R	-0.71	-6.21	5/30/08

[4]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS5

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.60%	1.86%
Class C	2.35	2.61
Institutional	1.20	1.46
Class IR	1.35	1.61
Class R	1.85	2.11

[5]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND COMPOSITION6

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent investments in investment companies other than those that are exchange traded. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS COMMODITY STRATEGY FUND

What Differentiates the Goldman Sachs
Commodity Investment Process?

At Goldman Sachs Asset Management, L.P. (GSAM), the goal of our commodity investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

Goldman Sachs’ Commodity Investment Process
Our commodity investment process emphasizes the importance of both short-term, tactical opportunities and long-term investment views. Our team-based approach to managing the Fund ensures continuity and idea sharing among some of the industry’s most experienced fixed income specialists. We pursue strong, consistent performance across commodity markets through:
The Goldman Sachs Commodity Strategy Fund invests in a portfolio of commodity index-linked securities (including leveraged and unleveraged structured notes), other commodity-linked securities and derivative instruments that provide exposure to the performance of the commodities markets, and in fixed income and debt instruments. The Fund may also gain exposure to the performance of the commodity markets through investment in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s portfolio is designed to provide exposure that corresponds to the investment return of assets that trade in the commodity markets without direct investment in physical commodities.

Enhanced cash strategies that capitalize on GSAM’s global fixed income expertise. The Fixed Income Team will employ the full spectrum of capabilities offered, including bottom-up strategies (credit, mortgages, governments /municipals, high yield, and emerging markets debt) and top-down strategies (duration, cross-sector, currency and country) in an attempt to enhance the return of the Fund.

A Commodity Fund that:
■ Provides exposure to the commodity markets without direct investment in physical commodities
■ Utilizes levered structured notes to seek total return while simultaneously implementing an enhanced cash strategy for additional return potential

PORTFOLIO RESULTS

Goldman Sachs Commodity Strategy Fund

Investment Objective

The Fund seeks long-term total return.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Commodity Strategy Team discusses the Goldman Sachs Commodity Strategy Fund’s performance and positioning for the six months ended June 30, 2010 (the “Reporting Period”).

Q	How did the Goldman Sachs Commodity Strategy Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of −10.31%, −10.71%, −10.36%, −10.20% and −10.53%, respectively. These returns compare to the −11.21% cumulative total return of the Fund’s benchmark, the S&P GSCI tm Commodity Index (with dividends reinvested) (the “GSCI tm”) during the same period.

Q	What economic and market factors most influenced the commodities markets as a whole during the Reporting Period?

A	Heightened concerns over European sovereign solvency and Chinese monetary tightening led to a sell-off across risky assets, including commodities, during the Reporting Period. The decline in the commodities market, as measured by the GSCI tm, coincided with a 6.65% decrease in the S&P® 500 Index, a common measure for the broad U.S. equity market.

Q	Of those commodity subsectors where the Fund is most heavily weighted, which were strongest during the Reporting Period?

A	The precious metals component of the GSCI tm was the strongest subsector during the Reporting Period, posting a gain of 12.98%. Recent market turmoil helped drive gold prices higher, as investors increasingly looked to gold as a reliable store of value. Prices for gold surged 13.29% during the Reporting Period, ending at $1,242 per ounce on June 30, 2010. Silver also performed well during the Reporting Period, with a price gain of 10.52%.

Q	How did the energy subsector perform during the Reporting Period?

A	The energy subsector, as measured by the S&P GSCI tm Energy Index, decreased 11.38% during the Reporting Period. Energy is the heaviest weighting in the GSCI tm, comprising 70.52% of the GSCI at the end of June. Crude oil prices declined slightly during the Reporting Period, ending at $76 per barrel on June 30, 2010 compared to approximately $78 per barrel at the end of 2009. In addition to macroeconomic concerns, the price decline in crude oil was driven by high domestic inventory levels.

Q	Which commodity subsectors were weakest during the Reporting Period?

A	Agriculture was the worst performing subsector during the Reporting Period, with the S&P GSCI tm Agriculture Index down 18.19%. Sugar experienced a strong sell-off resulting in a 40.45% price decline due to new production and mean reversion following strong 2009 performance. Wheat and corn prices were down 19.32% and 19.91%, respectively. Soybean prices declined 11.88%.

The industrial metals subsector was also weak, falling 14.27% during the Reporting Period. Copper and aluminum, the largest industrial metals components in the GSCI tm, ended the Reporting Period with price declines of 12.37% and 13.73%, respectively. Lead and zinc prices were down 29.74% and 32.14%, respectively. Only nickel remained in positive territory with an advance of 5.89%. In 2009, the industrial metals sector had recovered strongly, helped by the global economic recovery and various forms of fiscal and monetary stimulus. We believe that trends thus far in 2010 may indicate a slowdown of global economic growth as stimulus measures expire and governments seek to re-balance budgets.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	During the Reporting Period, the Fund modestly outperformed its benchmark index. This outperformance was due primarily to the effective implementation of our enhanced roll-timing strategies.

PORTFOLIO RESULTS

Q	How did the Fund’s enhanced roll-timing strategies add value to the Fund’s returns?

A	Our enhanced roll-timing strategies added value to the Fund via exposure to commodity index-linked structured notes and swaps. We employ an approach whereby we do not take active views on individual commodities but rather gain Fund exposure to commodities through investments whose performance is linked to commodity indices.

We often implement commodity roll-timing strategies by deviating from the GSCI tm roll convention, which typically calls for rolling forward exposure at the front, or near-month, end of the futures curve on a monthly basis. The roll occurs during business days 5 through 9 of each month. To the extent our team believes fundamental or technical developments will impact the futures roll-timing decision, we will incorporate those views into the portfolio by electing to roll positions earlier, later, forward or in different weights versus the GSCI tm roll. Roll-timing strategies employed may include 1) alternative roll date modifications, which avoid the market impact of plain vanilla GSCI tm rolls during business days 5 to 9 of each month; 2) forward exposure roll modifications, which avoid the market impact of plain vanilla GSCI tm rolls and move exposure out the curve to mitigate the returns impact often associated with persistent contango; and 3) seasonal roll modifications, which take advantage of seasonal relationships in commodity markets to increase returns. (Contango is defined as a common market condition in which futures prices get progressively higher in the distant delivery months, often reflecting carrying costs.) During the Reporting Period, we employed a forward roll-timing strategy that rolled commodity exposures underlying the GSCI tm a couple of months out on the futures curve instead of rolling at the very front of the futures curve. This enhanced roll-timing strategy enabled us to generate excess returns for the Fund over the GSCI tm during the Reporting Period.

Q	Did the Fund’s enhanced cash management strategy prove effective?

A	In addition to seeking value through management of the commodities portion of the Fund’s portfolio, we also attempt to add excess return through thoughtful management of collateral held in the Fund. The cash portion of the Fund’s portfolio may be allocated to collateral that includes U.S. Treasury securities, agency debentures, mortgage-backed securities, corporate bonds and other fixed income instruments. Within the Fund’s enhanced cash management strategy, we maintained exposure to agency mortgage-backed securities during the Reporting Period, as we found value in seasoned 15-year mortgage-backed securities. We believe these pools were attractive relative to U.S. Treasury securities due to limited prepayment risk. In turn, we believe prepayment risk in these pools was low because of seasoning and low loan balances. (Seasoned mortgage loans are those that have aged one year or more since origination and that have a satisfactory payment record over that elapsed time.) During the Reporting Period, cash collateral had a neutral impact on the Fund’s overall performance.

Q	Did you make any changes in the Fund’s strategy or allocations during the Reporting Period?

A	The Fund continued to hold exposure to the commodities markets in the form of structured notes and swaps linked to the GSCI tm. During the Reporting Period, the Fund held a combination of plain vanilla and enhanced GSCI tm exposure. As mentioned, the enhanced GSCI tm exposure allows our team to implement various commodity roll-timing views and strategies.

Q	How was the Fund positioned at the end of the Reporting Period?

A	At the end of the Reporting Period, the Fund’s overall commodity positioning was generally in line with the weightings of the GSCI tm. The Fund held exposure to the GSCI tm through approximately 75% forward rolls and 25% plain vanilla rolls, as described above. The cash portion of the Fund’s portfolio was allocated across various fixed income sectors, with an emphasis on the higher quality, lower volatility segments of the market, such as U.S. government and government-sponsored bonds.

Q	What is the Fund’s tactical view and strategy going forward?

A	We are cautiously constructive in our view for the commodities markets as a whole over both the near-term and long-term, as we believe geopolitical, demographic, economic and other trends should support higher prices across much of the commodities complex. We believe increasing demand from emerging economies for commodities such as oil and industrial metals as well as constrained supply in select commodity markets creates a bullish backdrop for the sector. While we expect economic growth in China to slow from very high levels, we continue to believe its continued growth and urbanization should help support numerous commodities markets over the next decade.

FUND BASICS

Commodity Strategy Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 1, 2010–	Fund Total Return	S&P GSCI
June 30, 2010	(based on NAV)[1]	Commodity Index[2]

Class A	-10.31%	-11.21%
Class C	-10.71	-11.21
Institutional	-10.36	-11.21
Class IR	-10.20	-11.21
Class R	-10.53	-11.21

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The S&P GSCI Commodity Index is a composite index of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. Individual components qualify for inclusion in the GSCI on the basis of liquidity and are weighted by their respective world production quantities. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	-7.54%	-13.15%	3/30/07
Class C	-4.79	-12.62	3/30/07
Institutional	-3.51	-11.70	3/30/07
Class IR	-2.72	-19.67	11/30/07
Class R	-3.37	-20.13	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	0.93%	1.17%
Class C	1.68	1.92
Institutional	0.59	0.83
Class IR	0.68	0.92
Class R	1.18	1.42

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The management fee waiver arrangement may not be discontinued by the Investment Adviser as long as its contract with the Subsidiary is in place. However, the expense limitations may be modified or terminated in the future, consistent with the terms of any agreement in place. If this occurs, the expense ratios may change without shareholder approval.

FUND COMPOSITION5

[5]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent investments in investment companies other than those that are exchange traded. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities. Decrease in Commodity Index-Linked Structured Notes is due to an increase in commodity exposure through the purchase of total return swaps on a commodity index which are not depicted in the above graph.
[6]	“Government Guarantee Obligations” are guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program or a foreign government guarantee program and are backed by the full faith and credit of the United States or the government of a foreign country. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012 and the expiration date of a foreign country guarantee is the maturity date of the debt.
[7]	Federal Agencies are mortgage-backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the United States Government.

PORTFOLIO RESULTS

Goldman Sachs Dynamic Allocation Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Goldman Sachs Dynamic Allocation Fund’s performance and positioning from its inception date on January 5, 2010 through June 30, 2010 (the “Reporting Period”).

Q	How did the Goldman Sachs Dynamic Allocation Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of −2.50%, −2.80%, −2.20%, −2.30% and −2.50%, respectively. These returns compare to the 0.13%, −6.65% and 5.33% cumulative total return of the Fund’s benchmarks, the Bank of America Merrill Lynch USD LIBOR 1-Month Constant Maturity Index (LUS1) (the “LIBOR 1-Month Index”), Standard & Poor’s 500 Index (with dividends reinvested) (the “S&P 500 Index”) and the Barclays Capital U.S. Aggregate Bond Index, respectively, during the same time period.

It is worth noting that the Fund outperformed a blended composite, comprised 40% of the S&P® 500 Index, 20% of the MSCI EAFE Index and 40% of the Barclays Capital U.S. Aggregate Bond Index, representing a traditional balanced portfolio, which returned −2.92% during the same period. Also, importantly, the Fund’s overall volatility was 9.1% during the Reporting Period, well within its current target long-term volatility range of 8% to 10%.

Q	What strategic, risk-based factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund seeks to achieve its investment objective by investing primarily in exchange-traded funds (“ETFs”), futures, swaps and other derivatives that provide exposure to a broad spectrum of asset classes, including but not limited to equities (both in U.S. and non-U.S. companies), fixed income (U.S. and non-U.S., investment grade and high yield) and commodities. Our team manages the Fund dynamically by changing its allocations to these asset classes based on our tactical views and in response to changing market conditions. Our team uses a disciplined, rigorous and quantitative approach in allocation to the asset classes in which the Fund invests. Allocations are adjusted within the Fund at least monthly based on continuous analysis to help determine which investments are relatively attractive and provide the best opportunities for growth in any given period of time. Since the markets represented by each investment are constantly changing, so are the Fund’s allocations.

During the Reporting Period, dynamic risk-based management, the primary determinant of the Fund’s asset allocation, detracted from performance, largely as a result of allocations to international equity and commodities. Both of these asset classes were hurt significantly in May, declining with the “flash crash” on May 6, when the Dow Jones Industrial Index fell 999 points in a span of 30 minutes. It should be noted that this sudden drop was widely believed to be exacerbated by the growing amount of anomalies inherent in electronic trading. Starting on that same date, the volatility of the international equity and commodity asset classes began to spike after a relatively calm April. As a result, we modestly reduced the Fund’s exposures to these asset categories as well as to U.S. small-cap stocks and to U.S. credit, each of which experienced similarly rising volatility levels. In other words, as risk began to rise in several asset classes, we adjusted the Fund’s exposures such that no one asset class would overwhelmingly drive the volatility of the Fund’s portfolio.

Offsetting the detracting effect from commodities and international equity was the Fund’s fixed income allocation, particularly in the U.S., which contributed positively to its returns. During the Reporting Period, we slightly increased the Fund’s allocation to both U.S. and international fixed income, as the risk levels in these asset classes stayed relatively steady compared to equity and commodity volatility during the same time period.

PORTFOLIO RESULTS

Q	What were the primary contributors to and detractors from the Fund’s performance based on strategic, risk-based allocations during the Reporting Period?

A	Our allocation to fixed income helped the Fund’s performance most, though our allocation to commodities largely offset the gains from fixed income. The Fund’s results from both a risk and return perspective were within expectations, in light of both the bear and bull markets experienced during the first half of 2010.

Q	How did the Goldman Sachs Market Sentiment Indicator factor into risk allocation decisions that were made during the Reporting Period?

A	The Goldman Sachs Market Sentiment Indicator (“MSI”) is a proprietary composite of various measures of financial disruption, such as the volatility of the S&P 500 Index and credit spreads. With the help of the MSI, the Fund seeks to mitigate risk in unstable markets by reducing volatility.

During the Reporting Period, the MSI reacted most to market activity in the second quarter. After signaling low levels of market disruptions in April, the MSI rose in early May and was again modestly elevated through weeks of turbulence in June. The MSI, however, never exceeded a threshold mandating an active reduction in overall portfolio risk.

Q	What tactical allocation decisions were the primary contributors to and detractors from performance during the Reporting Period?

A	The Fund’s tactical allocations during the Reporting Period primarily reacted to the market activity in the second quarter of 2010. The Fund’s overweight exposure to U.S. equity on average during the Reporting Period was the greatest detractor from returns, particularly given that we maintained this overweight exposure in late April and May when U.S. equities fell. However, the Fund’s losses were mitigated by the benefit of the Fund having only modest exposure to international equity and commodities, asset classes that each struggled, especially in May.

The Fund’s overweight exposure to U.S. credit also hurt performance. These securities underperformed higher quality, government-backed fixed income securities as investors’ risk appetites waned through May, causing flows into safer asset classes.

Q	What is the Fund’s tactical asset allocation view and strategy for the months ahead?

A	As of the end of June 2010, on a tactical basis, we were especially bullish in our view on U.S. fixed income given attractive valuations and strong short-term momentum. Additionally, at the end of the Reporting Period, the Fund had overweight exposure to international fixed income, as it appeared relatively well priced compared to other asset classes and had exhibited strong medium-term momentum.

Two of the asset classes we underweighted most in the Fund at the end of June were emerging market equities and commodities, both of which experienced weak medium-term momentum and which were expensive when compared with other asset classes.

Within developed equities, although the Fund was generally overweighted U.S. equity relative to international equity during the second quarter of 2010, our preference shifted as the months progressed. Going into the third quarter of the year, we had become bullish on international equity markets relative to the U.S. equity market, as U.S. equity had weaker momentum toward the end of the Reporting Period and appeared slightly expensive in comparison to other developed market equity.

We continue to believe that the Fund’s dynamic allocation approach is important because it can adapt to changing markets, seeking what we believe are the best opportunities for investment and attempting to mitigate risk when the markets become unstable.

FUND BASICS

Dynamic Allocation Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 5, 2010–	Fund Total Return	BofA ML USD LIBOR		Barclays Capital U.S.
June 30, 2010	(based on NAV)[1]	1-Month Constant Maturity[2]	S&P 500 Index[3]	Aggregate Bond Index[4]

Class A	-2.50%	0.13%	-6.65%	5.33%
Class C	-2.80	0.13	-6.65	5.33
Institutional	-2.20	0.13	-6.65	5.33
Class IR	-2.30	0.13	-6.65	5.33
Class R	-2.50	0.13	-6.65	5.33

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The BofA Merrill Lynch US Dollar 1-Month LIBOR Constant Maturity Index tracks the performance of a synthetic asset paying Libor to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.
[3]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index is unmanaged and the figures for the Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.
[4]	The Barclays Capital U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS5

For the period ended 6/30/10	Since Inception	Inception Date

Class A	-7.84%	1/5/10
Class C	-3.77	1/5/10
Institutional	-2.20	1/5/10
Class IR	-2.30	1/5/10
Class R	-2.50	1/5/10

[5]	The Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS6

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.39%	3.39%
Class C	2.14	4.14
Institutional	0.99	2.99
Class IR	1.14	3.14
Class R	1.64	3.64

[6]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable fee waiver and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND COMPOSITION7

As of June 30, 2010

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent investments in investment companies other than those that are exchange traded. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS

What Differentiates the Goldman Sachs
Real Estate Securities Investment Process?

The Goldman Sachs International Real Estate Securities and Real Estate Securities Funds seek to generate long-term growth of capital and dividend income by investing primarily in real estate industry companies, including REITs, on an international or domestic basis, respectively. REITs which offer daily liquidity have historically strong returns, low volatility and low correlation to traditional asset classes.

Goldman Sachs’ Real Estate Securities Investment Process

Buy high quality companies.

We seek to purchase those companies that combine the best market exposures, management teams, capital structures and growth prospects.

Buy at a reasonable price.

We seek to consistently select securities that are trading at discounts to their intrinsic value.

Diversification reduces risk.

We seek to diversify the portfolio holdings based on property type and geographic markets to manage risk without compromising returns.

Team Based:

Portfolio decisions are made by the entire team.

Continuous Scrutiny:

Market, industry and company developments are reviewed daily.

Fundamental Analysis:

Portfolio holdings are determined by the risk/reward characteristics an issuer and the team’s conviction in the overall business and management’s ability to create value.

Real estate securities portfolio that:

■ is a high quality portfolio that is strategically positioned for long-term growth potential

■ is a result of bottom-up stock selection with a focus on long-term investing

PORTFOLIO RESULTS

Goldman Sachs International Real Estate
Securities Fund

Investment Objective

The Fund seeks total return comprised of long-term growth of capital and dividend income.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Real Estate Securities Investment Team discusses the Goldman Sachs International Real Estate Securities Fund’s performance and positioning for the six months ended June 30, 2010 (the “Reporting Period”).

Q	How did the Goldman Sachs International Real Estate Securities Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, C, Institutional and IR Shares generated cumulative total returns, without sales charges, of −11.99%, −12.33%, −11.98% and −11.89%, respectively. These returns compare to the −9.56% cumulative total return of the Fund’s benchmark, the FTSE EPRA/NAREIT Developed ex-US Real Estate Index (with dividends reinvested) (the “Real Estate Index”) during the same period.

Q	What economic and market factors most influenced the international real estate securities market as a whole during the Reporting Period?

A	For the Reporting Period overall, the international real estate securities market, as measured by the Real Estate Index, declined in absolute terms, but outpaced the broad international equity market, as measured by the MSCI EAFE® Index (net), by more than three percentage points. Canada was the strongest absolute performer during the Reporting Period, as its relatively stable economy and solid banking system helped to support its real estate values. Conversely, Europe as a whole had the worst absolute performance, as sovereign debt concerns raised the risk premiums on equities as well as on real estate.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund underperformed the Real Estate Index during the Reporting Period due primarily to security selection in Continental Europe, Hong Kong and Singapore, which detracted from results. Only partially offsetting these factors were effective stock selection in the United Kingdom and Japan and positioning in Brazil, which added value during the Reporting Period.

Q	What were some of the Fund’s best-performing individual holdings?

A	Canadian hotel REIT InnVest Real Estate Investment Trust was one of the Fund’s best-performing holdings during the Reporting Period. InnVest Real Estate Investment Trust represents a mix of internationally-recognized brands, ranging from limited to full service hotels. At the time we purchased the REIT for the Fund, we believed the Canadian market, unlike other regions, was not willing to pay for early recovery pricing in the hotel sector. However, during the Reporting Period market sentiment changed on the back of improved revenues per available room and on indications that corporate travel and short-term group bookings had picked up. Given this shift in sentiment and as the REIT’s operations within the hotel sector are most levered to an improving economy due to an effective lease term of one day, InnVest Real Estate Investment Trust significantly outperformed during the Reporting Period.

Japan’s largest real estate company Mitsui Fudosan was also a top contributor to the Fund’s results during the Reporting Period, but the contribution was due to the Fund’s underweight position in the company relative to the Real Estate Index. We reduced the Fund’s position in this Japanese office company as we believed Mitsui Fudosan’s leasing operations, which were experiencing higher than average vacancy rates and lower rents, would be a downward pressure on its earnings for the next fiscal year. Indeed, its share price declined during the Reporting Period, and so the Fund’s positioning proved prudent.

Q	Which positions detracted significantly from the Fund’s performance during the Reporting Period?

A	Norwegian commercial real estate operator and developer Norwegian Property was a major detractor from the Fund’s results relative to its benchmark index during the Reporting Period. Norwegian Property saw its share price decline as a result of an aggressive write-down of its hotel portfolio, which the company was looking to divest. Still, we held on

PORTFOLIO RESULTS

to the Fund position, as we believe that Norwegian Property will be able to sell its hotel operations at fair value and shift focus back to its prime office assets. We further believe that the market has not recognized the quality of office assets in Norwegian Property’s portfolio, which, in our view, should benefit from the strong Norwegian economy and limited supply growth over the next few years. Also, we were pleased with the recent restructuring of the company’s management team, which is engaged in alternative options regarding its hotel operations.

French diversified REIT Unibail-Rodamco was another top detractor from the Fund’s relative results during the Reporting Period, hurt in large part by the broad brush of sovereign debt concerns throughout Europe, which raised the risk premiums on equities as well as on real estate. We maintained the Fund’s position in the REIT, as Unibail-Rodamco remains one of our team’s favorite companies in Europe. We favor its quality portfolio of prime shopping centers and office assets and consider its balance sheet to be strong.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in Aeon Mall, Japan’s largest developer of mall centers. We believe Aeon Mall should benefit from improved domestic consumer spending and limited supply in the mall subsector.

We also established a Fund position in Commonwealth Property Office Fund, an Australian office REIT. We believe its domestic, central business district office portfolio may well outperform as fundamentals begin to improve.

We exited the Fund’s position in Hong Kong retail company Hang Lung Properties. Although we liked the quality commercial assets in the company’s portfolio, we believed its stock already reflected the successful execution of near-term developments and believed alternative companies in the region offered a more attractive risk/return profile.

We also eliminated the Fund’s position in Hong Kong diversified real estate company Swire Pacific. Swire Pacific maintained strong occupancy and rental rates during the economic downturn, but we believed other companies were better positioned to see their shares appreciate as fundamentals turn around.

Q	Were there any changes made in the Fund’s investment strategy during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking securities rather than on making regional, country or subsector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its regional or subsector weights are generally the direct result of individual stock selection or of real estate securities’ appreciation or depreciation. During the Reporting Period, the Fund’s exposure to Asia (ex-Japan) increased, specifically Hong Kong and Singapore. The Fund’s exposure to Europe (ex-U.K.) also increased, particularly France and Norway. Its allocation compared to the benchmark index in the U.K. decreased.

Q	How was the Fund positioned relative to its benchmark index at the end of June 2010?

A	From a regional perspective, the Fund was overweighted relative to the Real Estate Index in Europe (ex-U.K.) at the end of the Reporting Period, particularly in France and Norway. The Fund was materially underweighted compared to the benchmark index in the U.K. and in Asia (ex-Japan), particularly Hong Kong and Singapore. The Fund was neutrally weighted compared to the Real Estate Index in Japan, the Pacific, the emerging markets and Canada at the end of June 2010.

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	All international regions, to varying degrees, experienced a correction in private real estate values during the Reporting Period. We believe evidence suggests that, by the end of the Reporting Period, real estate fundamentals had bottomed and were starting to accelerate in select regions. We believe macroeconomic concerns and policy shifts will likely continue to have a muting effect on real estate performance and pricing over the near term. Over the longer term, we expect pricing to recover more significantly as global Gross Domestic Product (GDP) and job growth return against a backdrop of constrained supply for commercial real estate.

At the company level, we believe management teams are focused on earnings growth through internal and external means as acquisition opportunities become available and demand picks up. As fundamental, bottom-up investors, we believe we are seeing opportunities that go beyond the headline risks associated with certain regions. We intend to focus our approach on those companies that have recapitalized their balance sheets and that possess quality attributes, such as a robust business model, a high quality asset exposure, and a strong management team.

FUND BASICS

International Real Estate Securities Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 1, 2010–	Fund Total Return	FTSE EPRA/NAREIT Developed
June 30, 2010	(based on NAV)[1]	ex US Real Estate Index (Gross)[2]

Class A	-11.99%	-9.56%
Class C	-12.33	-9.56
Institutional	-11.98	-9.56
Class IR	-11.89	-9.56

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The FTSE EPRA/NAREIT Developed ex US Real Estate Index is a market capitalization weighted index comprised of REITs and non-REITs within the international (global ex us) real estate securities market. The market capitalization for each constituent is adjusted for free float. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Since Inception	Inception Date

Class A	1.51%	-11.22%	7/31/06
Class C	5.39	-10.56	7/31/06
Institutional	7.29	-9.91	7/31/06
Class IR	7.57	-21.66	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.53%	1.62%
Class C	2.28	2.37
Institutional	1.13	1.22
Class IR	1.28	1.37

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

TOP 10 HOLDINGS AS OF 6/30/105

	% of Total	Line of Real
Holding	Net Assets	Estate Business	Country

Sun Hung Kai Properties Ltd.	6.8%	Diversified	Hong Kong
Mitsubishi Estate Co. Ltd.	5.5	Diversified	Japan
Unibail-Rodamco SE	5.3	Diversified	France
Westfield Group	5.2	Retail	Australia
Henderson Land Development Co. Ltd.	4.1	Diversified	Hong Kong
Hongkong Land Holdings Ltd.	3.4	Office	Hong Kong
CapitaLand Ltd.	3.0	Residential	Singapore
Mitsui Fudosan Co. Ltd.	2.6	Office	Japan
Kerry Properties Ltd.	2.5	Diversified	Hong Kong
Sumitomo Realty & Development Co. Ltd	2.5	Office	Japan

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATION6

As of June 30, 2010

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Short-term investments represent investments in investment companies other than those that are exchange traded.

PORTFOLIO RESULTS

Goldman Sachs Real Estate Securities Fund

Investment Objective

The Fund seeks total return comprised of long-term growth of capital and dividend income.

Portfolio Management Discussion and Analysis
Below, the Goldman Sachs Real Estate Securities Investment Team discusses the Goldman Sachs Real Estate Securities Fund’s performance and positioning for the six months ended June 30, 2010 (the “Reporting Period”).

Q	How did the Goldman Sachs Real Estate Securities Fund (the “Fund”) perform during the Reporting Period?

A	During the Reporting Period, the Fund’s Class A, B, C, Institutional, Service, IR and R Shares generated cumulative total returns, without sales charges, of 5.11%, 4.77%, 4.80%, 5.36%, 5.11%, 5.24% and 5.00%, respectively. These returns compare to the 5.40% cumulative total return of the Fund’s benchmark, the Wilshire Real Estate Securities Index (with dividends reinvested) (the “Wilshire Index”) during the same period.

Q	What economic and market factors most influenced the U.S. real estate securities market as a whole during the Reporting Period?

A	For the Reporting Period overall, the U.S. real estate securities market, as measured by the Wilshire Index, outpaced the broad equity market, as measured by the S&P 500® Index, by more than 12 percentage points. The multifamily subsector was the top performer during the Reporting Period, as financial- and housing-related issues created a shift of demand away from single family home ownership and into the rental market. In turn, the increased demand for supply-constrained apartments led to stronger earnings growth for the multifamily subsector relative to other U.S. real estate subsectors. Conversely, the industrial subsector was the worst performer within the Wilshire Index during the Reporting Period, as vacancy rates rose and rents declined. This economically-sensitive subsector was also impacted by headline risk stemming from uncertainty regarding both global trade and strength of the economic recovery.

Q	What key factors were responsible for the Fund’s performance during the Reporting Period?

A	The Fund modestly underperformed the Wilshire Index during the Reporting Period due primarily to security selection in the retail, multifamily and diversified real estate subsectors. Partially offsetting these factors was effective stock selection in the hotel, health care and office real estate subsectors, which contributed positively to relative returns during the Reporting Period.

Q	What were some of the Fund’s best-performing individual holdings?

A	Commercial REIT Digital Realty Trust was one of the Fund’s best-performing holdings during the Reporting Period. Digital Realty Trust posted strong returns as the company continued to raise capital and invest accretively. The REIT also benefited from a lack of credible competitors in this high barrier to entry market. In our view, Digital Realty Trust was well positioned for ongoing momentum as demand for data centers outpaces supply, thereby producing a favorable environment for rental growth.

Leisure REIT Host Hotels & Resorts was also a top contributor to the Fund’s results during the Reporting Period. The hotel subsector is the most levered to an improving economy and is widely anticipated to be the first to benefit from improving fundamentals. As a result, investors anticipated strong external growth opportunities for the company. More specifically, Host Hotels & Resorts benefited during the Reporting Period from its high quality lodging portfolio in gateway cities.

PORTFOLIO RESULTS

Q	What were some of the Fund’s weakest-performing individual holdings?

A	Blue-chip defensive companies underperformed during the Reporting Period as the REIT market recorded significant gains. As a result, the Fund’s overweight to the multifamily REIT American Campus Communities detracted from results. We continue to believe in the long-term prospects of this market leader in high quality student housing communities. In our opinion, it is poised to benefit from positive demographic growth trends in student enrollment.

Similarly, an overweight to the diversified REIT Liberty Property Trust detracted from Fund performance. Liberty Property Trust has suburban office and industrial exposure, two sectors that lagged the broader market gains during the Reporting Period. We continue to have conviction in the name because of its strong balance sheet, above average dividend yield and market mix.

Q	Did the Fund make any significant purchases or sales during the Reporting Period?

A	During the Reporting Period, we initiated a Fund position in Taubman Centers, an owner and developer of high quality regional mall properties in the U.S. We believe that strengthening same-store sales within the luxury and upper-end segments of the market should give the company strong potential for future rent gains. In addition, we have confidence in Taubman Centers’ strong balance sheets that, in our view, gives the company room for external growth.

We also established a Fund position in Tanger Factory Outlet Centers, which develops and owns high quality retail outlet centers across the U.S. We believe that Tanger should benefit from the secular trend in retailer demand for outlet center space given the growing customer preference for value pricing. Additionally, Tanger Factory Outlet Centers has what we consider to be a low risk development pipeline, one of the best debt profiles in its subsector and is led by a high quality management team.

We exited the Fund’s position in diversified REIT Entertainment Properties Trust. Our original investment thesis on Entertainment Properties Trust was based on its stable, well leased theater portfolio. Since we purchased the REIT for the Fund, its management team indeed solidified its top position as owners of high quality stadium seating theaters, and as a result, the stock performed well and exceeded our valuation target. We sold the Fund’s position, taking profits.

We also eliminated the Fund’s position in Regency Centers, a leading national owner, operator and developer of grocery-anchored and community shopping centers. Regency Centers’ stock performed well, exceeding our price target, as strong leasing activity offset tenant move-outs. We sold the Fund’s position, taking profits.

Q	Were there any changes made in the Fund’s investment strategy during the Reporting Period?

A	In constructing the Fund’s portfolio, we focus on picking securities rather than on making real estate subsector bets. We seek to outpace the benchmark index by overweighting stocks that we expect to outperform and underweighting those that we think may lag. Consequently, changes in its real estate subsector weights are generally the direct result of individual stock selection or of real estate securities’ appreciation or depreciation. That said, during the Reporting Period, the Fund’s exposure to the diversified REIT subsector increased relative to the Wilshire Index and its allocation compared to the benchmark index to industrial REITs decreased.

Q	How was the Fund positioned relative to its benchmark index at the end of June 2010?

A	From a subsector perspective, the Fund had a modestly overweighted exposure compared to the Wilshire Index in the self-storage subsector at the end of the annual period. The Fund was modestly underweighted compared to its benchmark index in the office subsector and was rather neutrally weighted in the remaining real estate subsectors.

PORTFOLIO RESULTS

Q	What is the Fund’s tactical view and strategy for the months ahead?

A	U.S. real estate securities experienced a significant rally during the Reporting Period, as companies once priced for bankruptcy were able to tap the capital markets to reduce leverage. We believe evidence suggests that, by the end of the Reporting Period, real estate fundamentals had bottomed and were starting to accelerate in select subsectors. We believe macroeconomic concerns and policy shifts will likely have a muting effect on real estate performance and pricing over the near term. Over the longer tem, we expect pricing to recover more significantly as Gross Domestic Product (GDP) and job growth return against a backdrop of constrained supply for commercial real estate.

At the company level, we believe management teams are focused on earnings growth through internal and external means as acquisition opportunities become available and demand picks up. As fundamental, bottom-up investors, we believe we are seeing opportunities that go beyond the headline risks associated with certain subsectors. We intend to focus our approach on those companies that have recapitalized their balance sheets and that possess quality attributes, such as a robust business model, a high quality asset exposure, and a strong management team.

FUND BASICS

Real Estate Securities Fund
as of June 30, 2010

PERFORMANCE REVIEW

January 1, 2010–	Fund Total Return	Wilshire Real Estate Securities
June 30, 2010	(based on NAV)[1]	Index (with dividends reinvested)[2]

Class A	5.11%	5.40%
Class B	4.77	5.40
Class C	4.80	5.40
Institutional	5.36	5.40
Service	5.11	5.40
Class IR	5.24	5.40
Class R	5.00	5.40

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.
[2]	The Wilshire Real Estate Securities Index is a market capitalization-weighted index comprised of publicly traded REITs and real estate operating companies. The Index is unmanaged and does not reflect any fees or expenses. It is not possible to invest directly in an index.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS3

For the period ended 6/30/10	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	44.54%	-2.42%	8.09%	7.39%	7/27/98
Class B	46.67	-2.42	7.91	7.12	7/27/98
Class C	50.88	-2.02	7.91	7.13	7/27/98
Institutional	53.52	-0.89	9.15	8.34	7/27/98
Service	52.66	-1.40	8.63	7.83	7/27/98
Class IR	53.37	N/A	N/A	-10.73	11/30/07
Class R	52.53	N/A	N/A	-11.19	11/30/07

[3]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Class B Shares convert automatically to Class A Shares on or about the fifteenth day of the last month of the calendar year that is eight years after purchase. Returns for Class B Shares for the period after the conversion reflect the performance of Class A Shares. Because Institutional, Service, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns. Effective November 2, 2009, the Fund’s Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares, and Class B shareholders may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds).

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Website at www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS

EXPENSE RATIOS4

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.44%	1.55%
Class B	2.19	2.30
Class C	2.19	2.30
Institutional	1.04	1.15
Service	1.54	1.65
Class IR	1.19	1.30
Class R	1.69	1.80

[4]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

TOP TEN HOLDINGS AS OF 6/30/105

Holding	% of Total Net Assets	Line of Real Estate Business

Simon Property Group, Inc.	11.4%	Retail
Public Storage, Inc.	7.1	Self Storage
Vornado Realty Trust	6.8	Commercial
Boston Properties, Inc.	5.8	Commercial
Ventas, Inc.	5.1	Health Care
Host Hotels & Resorts, Inc.	4.3	Leisure
Digital Realty Trust, Inc.	3.7	Commercial
AvalonBay Communities, Inc.	3.7	Multifamily
Nationwide Health Properties, Inc.	3.5	Health Care
HCP, Inc.	3.1	Health Care

[5]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATION6

As of June 30, 2010

[6]	This Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall industry sector allocations may differ from the percentages contained in the graph above. The percentage shown for each investment category reflects the value of investments in that category as a percentage of total value of investments. Short-term investments represent investments in investment companies other than those that are exchange traded.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

Commodity Index-Linked Structured Notes(a)(b) – 4.8%

Barclays Bank PLC(c)
$2,000,000		0.247%	08/24/10	$1,913,930
750,000		0.247	12/14/10	678,046
2,800,000		0.247	01/24/11	2,592,258
4,000,000		0.247	03/25/11	3,805,343
1,600,000		0.247	05/27/11	1,610,197
14,460,000		0.247	07/27/11	14,852,984
Citigroup Funding, Inc.(d)(e)
3,100,000		0.092	12/03/10	5,256,310
4,000,000		0.245	12/03/10	5,237,772
3,400,000		0.337	12/28/10	3,538,866
UBS AG(d)
1,833,000(e	)	0.147	03/25/11	2,629,842
800,000(c	)	0.196 (f)	07/27/11	807,376
2,435,000(c	)	0.197	03/25/11	2,432,049
3,530,000(e	)	0.197	05/27/11	4,208,703

TOTAL COMMODITY INDEX-LINKED STRUCTURED NOTES
(Cost $44,707,043)				$49,563,676

Agency Debentures(g) – 72.2%

FHLB
$120,000,000		0.288%	11/10/10	$119,912,040
FHLMC
150,000,000		0.285	11/22/10	149,880,000
FNMA
230,000,000		0.186	07/26/10	229,995,170
250,000,000	(h)	0.259	09/22/10	249,901,400

TOTAL AGENCY DEBENTURES
(Cost $749,523,493)				$749,688,610

Shares	Description	Value

Exchange Traded Fund – 3.4%

953,060	iShares MSCI Emerging Markets Index Fund	$35,568,199
(Cost $35,764,027)

Shares	Rate	Value

Short-term Investment(b) – 18.8%

JPMorgan U.S. Government Money Market Fund – Capital Shares
195,346,493	0.067%	$195,346,493
(Cost $195,346,493)

TOTAL INVESTMENTS – 99.2%
(Cost $1,025,341,056)		$1,030,166,978

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%		8,151,622

NET ASSETS – 100.0%		$1,038,318,600

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $49,563,676, which represents approximately 4.8% of net assets as of June 30, 2010.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c)	Security is linked to the S&P GSCI Total Return Index (the “GSCI Total Return Index”). The GSCI Total Return Index is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The GSCI Total Return Index currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural produces, and livestock products.

(d)	These Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(e)	Security is linked to the S&P GSCI Precious Metals Total Return Index (the “GSCI Precious Metals Index”). The GSCI Precious Metals Index represents an unleveraged, long-only investment in commodity futures. The GSCI Precious Metals Index is a part of a series of sub-indices calculated by Standard and Poor’s that represents components of the S&P GSCI from a number of commodity sectors. The GSCI Precious Metals Index comprises gold and silver.

(f)	Interest rate on security was determined on initial settlement date, which was subsequent to June 30, 2010.

(g)	Interest rate represents the annualized yield on date of purchase.

(h)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association

Currency Abbreviations:
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2010, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies:

Forward Foreign Currency Exchange Contracts with Unrealized Gain

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Gain

Deutsche Bank AG	GBP	Purchase	9/15/10	$28,481,281	$474,237
	EUR	Purchase	9/15/10	25,230,563	240,611
	JPY	Purchase	9/15/10	29,444,709	895,931
Societe Generale SA	EUR	Purchase	9/15/10	4,893,200	19,680
	JPY	Purchase	9/15/10	3,255,905	1,213

TOTAL					$1,631,672

Forward Foreign Currency Exchange Contracts with Unrealized Loss

		Contract	Expiration	Current	Unrealized
Counterparty	Currency	Type	Date	Value	Loss

Societe Generale SA	GBP	Purchase	9/15/10	$3,828,631	$(29,674)

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	937	September 2010	$29,424,412	$(883,414)
FTSE 100 Index	428	September 2010	31,209,568	(1,700,996)
Russell 2000 Mini Index	(1,375)	September 2010	(83,572,500)	2,980,540
S&P 500 E-mini Index	2,986	September 2010	153,271,380	(7,327,336)
TSE TOPIX Index	333	September 2010	31,580,671	(1,228,668)
10 Year U.S. Treasury Notes	(971)	September 2010	(118,993,016)	(2,738,451)

TOTAL				$(10,898,325)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Commodity Index-Linked Structured Note(a)(b)(c)(d) – 1.7%

Svensk Exportkredit AB
$10,000,000	0.021%	07/01/10	$10,827,120
(Cost $10,000,000)

Mortgage-Backed Obligations – 8.8%

Collateralized Mortgage Obligations – 1.8%
Regular Floater(a)(b) – 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A
$917,582	0.896%	02/25/48	$920,961

Sequential Fixed Rate – 1.7%
FDIC Structured Sale Guaranteed Notes Series A-1(a)(f)
1,000,000	0.000	10/25/11	987,810
FNMA REMIC Series 2009-70, Class AL
8,691,947	5.000	08/25/19	9,364,964

			10,352,774

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$11,273,735

Federal Agencies – 7.0%
Adjustable Rate FHLMC(b) – 0.5%
$3,110,732	3.252%	01/01/37	$3,251,691

FHLMC – 3.3%
2,580	5.000	09/01/16	2,767
33,294	5.000	11/01/16	35,718
7,761	5.000	12/01/16	8,326
106,135	5.000	01/01/17	113,936
192,654	5.000	02/01/17	206,936
144,533	5.000	03/01/17	155,248
259,974	5.000	04/01/17	279,246
6,273	5.000	05/01/17	6,737
4,229	5.000	06/01/17	4,543
10,468	5.000	08/01/17	11,244
669,018	5.000	09/01/17	718,613
2,004,323	5.000	10/01/17	2,152,905
1,855,407	5.000	11/01/17	1,992,950
492,098	5.000	12/01/17	528,577
2,921,686	5.000	01/01/18	3,140,396
2,830,445	5.000	02/01/18	3,042,483
1,961,173	5.000	03/01/18	2,108,072
1,085,742	5.000	04/01/18	1,167,063
742,999	5.000	05/01/18	798,663
172,760	5.000	06/01/18	185,694
165,855	5.000	07/01/18	178,281
98,220	5.000	08/01/18	105,565
66,484	5.000	09/01/18	71,465
236,514	5.000	10/01/18	254,233
257,465	5.000	11/01/18	276,753
179,328	5.000	12/01/18	192,763
120,799	5.000	01/01/19	129,849
22,303	5.000	02/01/19	23,974
31,365	5.000	03/01/19	33,715
1,290,294	5.500	01/01/20	1,401,024
559,066	5.500	05/01/20	607,043
488,559	5.500	07/01/20	530,485

			20,465,267

FNMA – 3.2%
958,953	4.000	08/01/13	980,501
115,999	4.000	10/01/13	118,719
143,644	4.000	05/01/14	147,462
868,491	4.000	06/01/14	891,934
688,463	4.000	12/01/14	708,663
885,554	4.000	02/01/15	911,856
1,512,850	4.000	03/01/15	1,579,354
1,796,275	5.000	05/01/17	1,927,962
693,217	5.000	01/01/18	744,037
248,727	5.000	03/01/18	267,253
1,477,328	5.000	04/01/18	1,587,367
896,573	5.000	05/01/18	963,354
1,143,087	5.000	10/01/18	1,228,229
6,430	5.000	09/01/19	6,906
35,240	5.000	01/01/20	37,847
6,370,732	5.500	06/01/20	6,912,504
36,518	4.500	04/01/23	38,584
62,991	4.500	11/01/23	66,554
345,735	5.000	03/01/38	365,641
342,174	5.000	04/01/38	361,875

			19,846,602

TOTAL FEDERAL AGENCIES			$43,563,560

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $53,004,814)			$54,837,295

Agency Debentures – 9.7%

FHLB
$12,000,000	1.375%	05/16/11	$12,098,376
30,000,000	0.268 (b)	10/13/11	30,014,940
2,800,000	1.750	08/22/12	2,858,646
FNMA
15,700,000	2.000	09/28/12	15,761,638

TOTAL AGENCY DEBENTURES
(Cost $60,560,974)			$60,733,600

Asset-Backed Securities – 0.1%

Home Equity – 0.1%
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
$213,134	7.000%	09/25/37	$117,564
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
251,737	7.000	09/25/37	132,338

TOTAL ASSET-BACKED SECURITIES
(Cost $465,742)			$249,902

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Principal	Interest		Maturity
Amount	Rate		Date	Value

Government Guarantee Obligations(e) – 7.2%

Citibank NA
$11,000,000	1.375%		08/10/11	$11,103,245
Citigroup Funding, Inc.
7,400,000	0.668	(b)	04/30/12	7,458,741
1,800,000	1.875		10/22/12	1,838,436
General Electric Capital Corp.
4,300,000	0.345	(b)	07/08/10	4,300,069
2,200,000	0.736	(b)	03/12/12	2,213,609
7,400,000	0.708	(b)	06/01/12	7,438,569
7,800,000	2.625		12/28/12	8,109,560
U.S. Central Federal Credit Union
1,400,000	1.250		10/19/11	1,413,356
1,100,000	1.900		10/19/12	1,124,070

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS
(Cost $44,566,252)				$44,999,655

U.S. Treasury Obligations – 16.8%

United States Treasury Notes
$76,600,000	4.500%		02/28/11	$78,740,208
9,900,000	1.000		03/31/12	9,975,241
1,400,000	2.125		05/31/15	1,424,052
13,500,000	3.250	(g)	05/31/16	14,340,240
United States Treasury Principal-Only STRIPS(f)
700,000	0.000		11/15/26	371,749

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $103,830,033)				$104,851,490

Shares	Rate	Value

Short-term Investment(b) – 34.5%

JPMorgan U.S. Government Money Market Fund – Capital Shares
215,114,480	0.067%	$215,114,480
(Cost $215,114,480)

TOTAL INVESTMENTS – 78.8%
(Cost $487,542,295)		$491,613,542

OTHER ASSETS IN EXCESS OF LIABILITIES – 21.2%		132,538,347

NET ASSETS – 100.0%		$624,151,889

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $12,755,885, which represents approximately 2.0% of net assets as of June 30, 2010.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c)	The Structured Notes take into consideration a leverage factor of 300% on the return of the underlying linked index.

(d)	Security is linked to the MLCX — Enhanced Benchmark B04 Total Return Index (the “MLCX”). The MLCX is fully collateralized because it combines the returns of the Index with the returns on cash collateral invested in U.S. Treasury Bills. The Index is a composite of commodity sector returns which is comprised of futures contracts. Futures contracts track the returns of rolling commodities. The MLCX currently includes twenty-four commodities in five broad sectors: energy, industrial metals, precious metals, agricultural products and livestock products.

(e)	Guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(f)	Issued with zero coupon. Income is recognized through the accretion of discount.

(g)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)
June 30, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Eurodollars	(106)	September 2010	$(26,326,425)	$(720)
Eurodollars	(49)	December 2010	(12,155,675)	(1,717)
Eurodollars	(46)	March 2011	(11,403,400)	(29,632)
Eurodollars	(46)	June 2011	(11,391,900)	(61,065)
Eurodollars	(46)	September 2011	(11,375,225)	(86,931)
Eurodollars	(46)	December 2011	(11,351,650)	(103,903)
Eurodollars	(46)	March 2012	(11,328,650)	(116,840)
U.S. Treasury Bonds	18	September 2010	2,295,000	58,289
2 Year U.S. Treasury Notes	(158)	September 2010	(34,574,844)	(147,589)
5 Year U.S. Treasury Notes	(161)	September 2010	(19,054,602)	(58,603)
10 Year U.S. Treasury Notes	(196)	September 2010	(24,019,187)	(378,841)

TOTAL				$(927,552)

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES(a)

		Notional
		Amount	Rate Paid	Termination	Market
Counterparty	Reference Obligation	(000’s)	by the Fund	Date	Value(b)

Merrill Lynch & Co., Inc	MLCX — Enhanced Benchmark B04 Total Return Index	$21,000	0.37%	12/15/10	$(565,095)
		22,000	0.37	12/15/10	—
		30,000	0.37	12/15/10	(410,643)
		34,000	0.37	12/15/10	(1,093,776)
UBS AG	S&P GSCI Total Return Index	13,919	0.20	01/20/11	54,190
		50,435	0.20	01/20/11	195,799
		90,549	0.20	01/20/11	352,026
		25,555	0.38	01/20/11	59,171
UBS AG	S&P GSCI Total Return Index 2 Month Forward	350,000	0.38	01/20/11	(9,468,550)

TOTAL					$(10,876,878)

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Obligation. The Fund makes payments on any negative monthly return of such Reference Obligation.

(b)	There are no upfront payments on the swap contracts listed above, therefore the unrealized gains (losses) on the swap contracts are equal to their market value.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Commodity Index-Linked Structured Notes(a)(b)(c) – 6.5%

Bank of America Corp.(d)
$900,000	0.347%	02/25/11	$584,140
Barclays Bank PLC
491,000	0.247	06/22/11	462,310
800,000	0.246	08/22/11	809,775

TOTAL COMMODITY INDEX-LINKED STRUCTURED NOTES
(Cost $2,190,995)			$1,856,225

Shares	Description	Value

Exchange Traded Fund – 6.5%

30,024	iShares Russell 2000 Index Fund	$1,833,866
(Cost $1,885,961)

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligation – 27.4%

United States Treasury Inflation-Protected Security
$7,550,000	1.375%	01/15/20	$7,794,088
(Cost $7,584,529)

Shares	Rate	Value

Short-term Investment(b) – 65.0%

JPMorgan U.S. Government Money Market Fund – Capital Shares
18,503,358	0.067%	$18,503,358
(Cost $18,503,358)

TOTAL INVESTMENTS – 105.4%
(Cost $30,164,843)		$29,987,537

Shares	Description	Value

Securities Sold Short – (1.7%)

Exchange Traded Fund – (1.7%)
(12,871)	iShares MSCI Emerging Markets Index Fund	$(480,346)
(Proceeds $520,300)

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.7)%		(1,052,160)

NET ASSETS – 100.0%		$28,455,031

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser. Total market value of Rule 144A securities amounts to $1,856,225, which represents approximately 6.5% of net assets as of June 30, 2010.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

(c)	Security is linked to the Dow Jones-UBS Commodity Index Total Return (the “DJ-UBSCI Total Return”). The DJ-UBSCI Total Return is a composite of commodity sector returns, representing an unleveraged, long-only investment in commodity futures that is diversified across the spectrum of commodities. The DJ-UBSCI Total Return is composed of nineteen commodities in nine diverse sectors: energy, petroleum, precious metals, industrial metals, grains, livestock, softs, agriculture and energy.

(d)	This Structured Note take into consideration a leverage factor of 300% on the return of the underlying linked index.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2010, the following futures contracts were open:

	Number of
	Contracts	Expiration	Current	Unrealized
Type	Long (Short)	Date	Value	Gain (Loss)

Amsterdam Index	1	July 2010	$77,406	$(3,322)
CAC 40 Index	10	July 2010	420,905	(13,550)
DAX Index	2	September 2010	364,501	(7,680)
Euro-Bund	20	September 2010	3,164,491	32,125
FTSE 100 Index	12	September 2010	875,035	(32,126)
FTSE/MIB Index	1	September 2010	118,286	(2,843)
Hang Seng Index	1	July 2010	128,928	(4,107)
IBEX 35 Index	1	July 2010	112,539	(4,428)
Long Gilt	4	September 2010	723,443	8,391
MSCI Singapore Index	2	July 2010	96,077	(1,569)
OMX Stockholm 30 Index	10	July 2010	129,275	(2,017)
S&P 500 E-mini Index	32	September 2010	1,642,560	(84,805)
S&P/TSX 60 Index	4	September 2010	495,383	(11,518)
SPI 200 Index	4	September 2010	358,754	(15,042)
TSE TOPIX Index	11	September 2010	1,043,205	(36,261)
10 Year Australian Treasury Bonds	1	September 2010	90,018	1,982
10 Year Canadian Government Bonds	2	September 2010	232,643	4,163
10 Year Japanese Government Bonds	3	September 2010	4,806,650	42,661
10 Year U.S. Treasury Notes	84	September 2010	10,293,938	122,837

TOTAL				$(7,109)

SWAP CONTRACTS — At June 30, 2010, the Fund had outstanding swap contracts with the following terms:

CREDIT DEFAULT SWAP CONTRACTS

							Upfront
			Rates				Payments
		Notional	Received		Credit Spread at		Made
	Reference	Amount	(Paid) by the	Termination	June 30, 2010(a)	Market	(Received)	Unrealized
Counterparty	Obligation	(000’s)	Fund	Date	(basis points)	Value	by the Fund	Gain (Loss)

Protection Sold:
UBS AG	CDX North America Emerging Markets Index	$100	5.00%	06/20/15	269	$10,482	$9,500	$982
	CDX North America High Yield Index	100	5.00	06/20/15	646	(5,441)	(6,625)	1,184
		100	5.00	06/20/15	646	(5,441)	(2,000)	(3,441)
		200	5.00	06/20/15	646	(10,882)	(2,644)	(8,238)
		100	5.00	06/20/15	646	(5,442)	680	(6,122)

TOTAL						$(16,724)	$(1,089)	$(15,635)

(a)	A credit spread on the referenced obligation, together with the period of expiration, is an indicator of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – 98.3%

Australia – 14.8%
4,490,359	Challenger Diversified Property Group (REIT) (Diversified)	$1,954,253
31,678,941	Charter Hall Office REIT (REIT) (Office)	6,615,185
5,626,347	Commonwealth Property Office Fund (REIT) (Office)	4,371,066
11,012,102	Dexus Property Group (REIT) (Diversified)	7,066,240
12,113,312	ING Office Fund (Office)	5,847,828
476,651	Stockland (REIT) (Diversified)	1,479,342
17,790,462	Valad Property Group (REIT) (Office)*	1,335,916
1,519,254	Westfield Group (REIT) (Retail)	15,438,301

		44,108,131

Austria – 1.1%
761,004	Atrium European Real Estate Ltd. (Retail)	3,273,864

Brazil – 0.8%
48,578	Multiplan Empreendimentos Imobiliarios SA (Retail)	865,254
174,084	PDG Realty SA Empreendimentos e Participacoes (Diversified)	1,458,258

		2,323,512

Canada – 6.7%
246,700	Allied Properties Real Estate Investment Trust (REIT) (Office)	4,544,443
893,700	Chartwell Seniors Housing Real Estate Investment Trust (REIT) (Healthcare)	6,019,284
1,120,600	InnVest Real Estate Investment Trust (REIT) (Hotels)	6,221,170
359,900	TransGlobe Apartment REIT (REIT) (Diversified)	3,144,117

		19,929,014

China – 4.8%
2,566,000	China Overseas Land & Investment Ltd. Class H (Diversified)	4,781,258
2,364,000	China Resources Land Ltd. Class H (Diversified)	4,444,869
3,308,500	Shimao Property Holdings Ltd. Class H (Diversified)	5,132,635

		14,358,762

Finland – 0.9%
962,407	Citycon Oyj (Retail)	2,831,578

France – 9.9%
147,058	Klepierre SA (REIT) (Retail)	4,063,068
137,547	Nexity SA (Residential)	3,920,233
56,386	Societe Immobiliere de Location pour l’Industrie et le Commerce (REIT) (Office)	5,566,547
96,799	Unibail-Rodamco SE (REIT) (Diversified)	15,776,508

		29,326,356

Hong Kong – 20.1%
2,066,000	Henderson Land Development Co. Ltd. (Diversified)	12,100,681
2,070,000	Hongkong Land Holdings Ltd. (Office)	10,232,051
1,165,000	Hysan Development Co. Ltd. (Diversified)	3,293,302
1,711,500	Kerry Properties Ltd. (Diversified)	7,395,290
1,475,475	Sun Hung Kai Properties Ltd. (Diversified)	20,178,561
1,346,000	The Wharf (Holdings) Ltd. (Diversified)	6,520,783

		59,720,668

Japan – 17.1%
221,300	AEON MALL Co. Ltd. (Retail)	4,384,082
479	BLife Investment Corp. (REIT) (Residential)	2,312,529
289	Fukuoka REIT Corp. (REIT) (Retail)	1,669,777
317	Japan Excellent, Inc. (REIT) (Office)	1,498,141
742	Japan Real Estate Investment Corp. (REIT) (Office)	6,044,035
1,167,000	Mitsubishi Estate Co. Ltd. (Diversified)	16,246,591
552,000	Mitsui Fudosan Co. Ltd. (Office)	7,682,996
433,000	Sumitomo Realty & Development Co. Ltd. (Office)	7,357,507
692	Tokyu REIT, Inc. (REIT) (Office)	3,595,206

		50,790,864

Netherlands – 2.1%
784,644	ProLogis European Properties (Industrial)*	3,961,983
184,403	VastNed Offices/Industrial NV (REIT) (Office)	2,251,689

		6,213,672

Norway – 1.8%
4,193,555	Norwegian Property ASA (Diversified)*	5,477,294

Singapore – 7.2%
2,835,466	Ascendas Real Estate Investment Trust (REIT) (Industrial)	3,661,794
3,696,000	Cache Logistics Trust (REIT) (Industrial)*	2,588,494
8,572,000	Cambridge Industrial Trust (REIT) (Industrial)	3,017,977

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Schedule of Investments (continued)
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)

3,525,000	CapitaLand Ltd. (Residential)	$8,988,551
618,000	CapitaMall Trust (REIT) (Retail)	805,699
1,886,000	CDL Hospitality Trusts (REIT) (Hotels)	2,337,357

		21,399,872

Spain – 0.7%
339,854	Sol Melia SA (Hotels)	2,146,997

Sweden – 1.1%
433,116	Hufvudstaden AB Class A (Diversified)	3,300,861

Switzerland – 1.2%
57,594	PSP Swiss Property AG (Registered) (Office)*	3,445,005

United Kingdom – 8.0%
166,859	Derwent London PLC (REIT) (Office)	3,102,503
1,012,722	Great Portland Estates PLC (REIT) (Office)	4,374,123
1,302,666	Hammerson PLC (REIT) (Retail)	6,640,624
261,450	Land Securities Group PLC (REIT) (Diversified)	2,163,701
2,148,750	Metric Property Investments PLC (REIT) (Retail)*	3,435,179
999,579	Safestore Holdings PLC (Industrial)	1,707,306
984,417	Songbird Estates PLC (Office)*	2,252,426

		23,675,862

TOTAL COMMON STOCKS
(Cost $278,369,736)		$292,322,312

		Expiration
Units	Description	Month	Value

Warrant* – 0.0%

Hong Kong – 0.0%
409,600	Henderson Land Development Co. Ltd. (Diversified)	06/11	$69,433
(Cost $0)

Shares	Rate	Value

Short-term Investment(a) – 2.1%

JPMorgan U.S. Government Money Market Fund – Capital Shares
6,341,652	0.067%	$6,341,652
(Cost $6,341,652)

TOTAL INVESTMENTS – 100.4%
(Cost $284,711,388)		$298,733,397

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(1,190,118)

NET ASSETS – 100.0%		$297,543,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Schedule of Investments
June 30, 2010 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%

Commercial – 32.7%
226,556	Alexandria Real Estate Equities, Inc. (REIT)	$14,356,854
277,609	AMB Property Corp. (REIT)	6,582,109
440,024	Boston Properties, Inc. (REIT)	31,391,312
350,214	Digital Realty Trust, Inc. (REIT)	20,200,343
713,967	Douglas Emmett, Inc. (REIT)	10,152,611
352,922	Kilroy Realty Corp. (REIT)	10,492,371
525,321	Liberty Property Trust (REIT)	15,155,511
1,487,566	ProLogis (REIT)	15,069,044
151,188	PS Business Parks, Inc. (REIT)	8,433,267
139,003	SL Green Realty Corp. (REIT)	7,650,725
499,596	Vornado Realty Trust (REIT)	36,445,528

		175,929,675

Health Care – 11.7%
520,510	HCP, Inc. (REIT)	16,786,447
526,676	Nationwide Health Properties, Inc. (REIT)	18,839,201
580,381	Ventas, Inc. (REIT)	27,248,888

		62,874,536

Leisure – 7.6%
226,556	Gaylord Entertainment Co.*	5,004,622
1,270,881	Hersha Hospitality Trust (REIT)	5,744,382
1,721,285	Host Hotels & Resorts, Inc. (REIT)	23,202,922
441,379	InterContinental Hotels Group PLC ADR	6,920,823

		40,872,749

Multifamily – 16.3%
372,329	American Campus Communities, Inc. (REIT)	10,160,859
475,227	Apartment Investment & Management Co. Class A (REIT)	9,205,147
215,725	AvalonBay Communities, Inc. (REIT)	20,142,243
291,544	Camden Property Trust (REIT)	11,909,572
110,119	Essex Property Trust, Inc. (REIT)	10,741,007
422,757	Post Properties, Inc. (REIT)	9,609,267
845,242	UDR, Inc. (REIT)	16,169,480

		87,937,575

Other – 1.0%
703,136	MFA Financial, Inc. (REIT)	5,203,206

Retail – 22.2%
472,068	Acadia Realty Trust (REIT)	7,940,184
1,317,366	Developers Diversified Realty Corp. (REIT)	13,041,923
201,734	General Growth Properties, Inc. (REIT)	2,674,993
581,283	Kimco Realty Corp. (REIT)	7,812,443
763,160	Simon Property Group, Inc. (REIT)	61,625,170
329,347	Tanger Factory Outlet Centers, Inc. (REIT)	13,628,379
344,347	Taubman Centers, Inc. (REIT)	12,957,778

		119,680,870

Self Storage – 7.1%
436,865	Public Storage, Inc. (REIT)	38,404,802

TOTAL COMMON STOCKS
(Cost $459,647,740)		$530,903,413

Shares	Rate	Value

Short-term Investment(a) – 2.0%

JPMorgan U.S. Government Money Market Fund – Capital Shares
10,891,356	0.067%	$10,891,356
(Cost $10,891,356)

TOTAL INVESTMENTS – 100.6%
(Cost $470,539,096)		$541,794,769

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,965,940)

NET ASSETS – 100.0%		$538,828,829

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2010.

Investment Abbreviations:
ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statements of Assets and Liabilities
June 30, 2010 (Unaudited)

	Absolute			International
	Return	Commodity	Dynamic	Real Estate	Real Estate
	Tracker	Strategy	Allocation	Securities	Securities
	Fund	Fund(a)	Fund	Fund	Fund

Assets:

Investments in securities, at value (identified cost $1,025,341,056, $487,542,295, $30,164,843, $284,711,388 and $470,539,096, respectively)	$1,030,166,978	$491,613,542	$29,987,537	$298,733,397	$541,794,769
Cash	186	42,404,748	—	44	—
Foreign currencies, at value (identified cost $151,152, $0, $0, $1,559,878 and $0, respectively)	154,958	—	—	1,559,380	—
Receivables:
Investment securities sold, at value	7,857,314	5,830	774,268	662,890	18,657,576
Fund shares sold	7,472,064	21,783,500	244,450	770,945	1,255,498
Forward foreign currency exchange contracts, at value	1,631,672	—	—	—	—
Reimbursement from investment adviser	24,895	30,881	35,697	23,224	25,382
Dividends and interest, at value	13,627	1,671,632	49,395	1,098,413	1,642,913
Due from broker — variation margin, at value	—	4,928	625,022	—	—
Due from broker — collateral for swap contracts	—	79,490,030	—	—	—
Due from broker — collateral for securities sold short	—	—	900,592	—	—
Swap contracts, at value (includes upfront payments made of $0, $0, $9,500, $0 and $0, respectively)	—	661,186	10,482	—	—
Foreign tax reclaims, at value	—	—	—	73,297	—
Deferred offering costs	—	—	78,420	—	—
Securities lending income	—	—	—	—	785
Other assets	3,889	3,598	169	2,080	3,056

Total assets	1,047,325,583	637,669,875	32,706,032	302,923,670	563,379,979

Liabilities:

Payables:
Fund shares redeemed	4,415,772	1,498,455	—	2,438,145	23,854,800
Investment securities purchased, at value	2,217,740	—	3,614,723	2,485,556	—
Amounts owed to affiliates	1,190,748	297,916	22,176	312,557	591,331
Due to broker — variation margin, at value	1,043,682	—	—	—	—
Forward foreign currency exchange contracts, at value	29,674	—	—	—	—
Due to custodian	—	25,532	—	—	—
Swap contracts, at value (includes upfront payments made (received) of $0, $0, $10,589, $0 and $0, respectively)	—	11,538,064	27,206	—	—
Securities sold short, at value (proceeds received $0, $0, $520,300, $0 and $0, respectively)	—	—	480,346	—	—
Accrued expenses and other liabilities	109,367	158,019	106,550	144,133	105,019

Total liabilities	9,006,983	13,517,986	4,251,001	5,380,391	24,551,150

Net Assets:

Paid-in capital	1,060,135,403	769,947,978	29,011,294	929,194,731	698,760,463
Accumulated undistributed (distributions in excess of) net investment income (loss)	(5,545,742)	(630,121)	(16,156)	(19,950,707)	66,263
Accumulated net realized loss from investment, securities sold short, futures, swap and foreign currency related transactions	(11,803,920)	(137,432,785)	(384,021)	(625,694,951)	(231,253,570)
Net unrealized gain (loss) on investments, securities sold short, futures, swap contracts and translation of assets and liabilities denominated in foreign currencies	(4,467,141)	(7,733,183)	(156,086)	13,994,206	71,255,673

NET ASSETS	$1,038,318,600	$624,151,889	$28,455,031	$297,543,279	$538,828,829

Net Assets:
Class A	$346,210,473	$111,286,817	$4,891,601	$115,251,709	$148,343,406
Class B	—	—	—	—	3,167,960
Class C	74,180,749	6,465,287	786,675	2,953,822	8,690,086
Institutional	612,577,003	503,767,931	21,899,096	179,332,433	373,405,175
Service	—	—	—	—	5,029,408
Class IR	4,557,434	2,355,584	867,913	5,315	18,989
Class R	792,941	276,270	9,746	—	173,805

Total Net Assets	$1,038,318,600	$624,151,889	$28,455,031	$297,543,279	$538,828,829

Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	39,429,234	20,626,205	501,492	22,186,087	14,313,554
Class B	—	—	—	—	305,831
Class C	8,574,813	1,210,300	80,897	570,461	851,373
Institutional	69,302,830	93,405,985	2,240,049	35,081,284	35,632,022
Service	—	—	—	—	482,150
Class IR	516,828	435,784	88,836	1,025	1,829
Class R	90,730	51,382	1,000	—	16,803

Net asset value, offering and redemption price per share:(b)
Class A	$8.78	$5.40	$9.75	$5.19	$10.36
Class B	—	—	—	—	10.36
Class C	8.65	5.34	9.72	5.18	10.21
Institutional	8.84	5.39	9.78	5.11	10.48
Service	—	—	—	—	10.43
Class IR	8.82	5.41	9.77	5.19	10.38
Class R	8.74	5.38	9.75	—	10.34

(a)	Statement of Assets and Liabilities for Commodity Strategy Fund is consolidated and includes the balances of Goldman Sachs Cayman Commodity Fund, Ltd. (wholly-owned subsidiary). Accordingly, all inter-fund balances have been eliminated.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Absolute Return Tracker, Dynamic Allocation, International Real Estate Securities and Real Estate Securities and (NAV per share multiplied by 1.0471) for Commodity Strategy Funds is $9.29, $10.32, $5.49, $10.96 and $5.65, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statements of Operations
For the Six Months Ended June 30, 2010 (Unaudited)

	Absolute			International
	Return	Commodity	Dynamic	Real Estate	Real Estate
	Tracker	Strategy	Allocation	Securities	Securities
	Fund	Fund(a)	Fund(b)	Fund	Fund

Investment income:

Dividends (net of foreign taxes withheld of $0, $0, $0, $406,731 and $0, respectively)	$371,005	$61,128	$4,265	$7,509,510	$10,009,604
Interest	373,787	2,175,554	98,196	—	—
Securities lending income — affiliated issuer	—	—	—	29,823	13,740

Total investment income	744,792	2,236,682	102,461	7,539,333	10,023,344

Expenses:

Management fees	5,096,863	1,477,534	97,784	1,735,033	2,877,853
Distribution and Service fees(c)	786,501	170,422	2,524	175,131	247,005
Transfer Agent fees(c)	508,476	171,312	5,734	162,704	235,811
Registration fees	66,069	62,607	4,875	32,395	45,777
Professional fees	57,650	98,625	47,912	46,449	43,054
Printing and mailing costs	44,587	48,735	31,690	31,624	40,188
Custody and accounting fees	29,666	74,248	24,863	97,389	25,560
Trustee fees	8,104	7,891	6,338	7,609	7,910
Amortization of offering costs	—	—	169,980	—	—
Service share fees — Service Plan	—	—	—	—	6,723
Service share fees — Shareholder Administration Plan	—	—	—	—	6,723
Dividend and interest expense on securities sold short	—	—	6,697	—	—
Other	891	987	9,896	1,000	1,000

Total expenses	6,598,807	2,112,361	408,293	2,289,334	3,537,604

Less — expense reductions	(144,718)	(160,733)	(289,676)	(143,833)	(155,562)

Net expenses	6,454,089	1,951,628	118,617	2,145,501	3,382,042

NET INVESTMENT INCOME (LOSS)	(5,709,297)	285,054	(16,156)	5,393,832	6,641,302

Realized and unrealized gain (loss) from investment, securities sold short, futures, swap and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions — unaffiliated issuers	(1,936,944)	29,724,613	(131,564)	(7,327,617)	30,202,587
Securities lending reinvestment vehicle transactions — affiliated issuer	—	—	—	24,948	215,392
Securities sold short	—	—	245	—	—
Futures transactions	(9,540,791)	(1,852,602)	(173,352)	—	—
Swap contracts	—	(53,057,947)	(62,521)	—	—
Foreign currency related transactions	(6,817,557)	—	(16,829)	50,389	—
Net change in unrealized gain (loss) on:
Investments — unaffiliated issuers	2,269,400	(28,079,426)	(177,306)	(40,659,341)	(6,056,089)
Securities lending reinvestment vehicle — affiliated issuer	—	—	—	(26,213)	(238,041)
Securities sold short	—	—	39,954	—	—
Futures	(12,200,960)	(1,794,685)	(7,109)	—	—
Swap contracts	—	(12,411,542)	(15,635)	—	—
Translation of asset and liabilities denominated in foreign currencies	2,629,177	—	4,010	(208,911)	—

Net realized and unrealized gain (loss) from investment, securities sold short, futures, swap and foreign currency related transactions	(25,597,675)	(67,471,589)	(540,107)	(48,146,745)	24,123,849

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,306,972)	$(67,186,535)	$(556,263)	$(42,752,913)	$30,765,151

(a)	Statement of Operations for Commodity Strategy Fund is consolidated and includes the balances of Goldman Sachs Cayman Commodity Fund, Ltd. (wholly-owned subsidiary). Accordingly, all inter-fund balances and transactions have been eliminated.
(b)	Commenced operations on January 5, 2010.
(c)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees				Transfer Agent Fees
Fund	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Absolute Return Tracker	$468,295	$—	$316,932	$1,274	$355,907	$—	$60,217	$89,187	$—	$2,681	$484
Commodity Strategy	138,341	—	31,557	524	71,936	—	4,102	94,600	—	538	136
Dynamic Allocation	1,810	—	690	24	1,375	—	131	3,976	—	243	9
International Real Estate Securities	156,296	—	18,835	—	118,785	—	3,579	40,335	—	5	—
Real Estate Securities	183,954	19,382	43,303	366	140,802	3,689	8,242	81,850	1,080	8	140

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statements of Changes in Net Assets

	Absolute Return Tracker Fund				Commodity Strategy Fund(a)
	For the				For the
	Six Months Ended		For the		Six Months Ended		For the
	June 30, 2010		Fiscal Year Ended		June 30, 2010		Fiscal Year Ended
	(Unaudited)		December 31, 2009		(Unaudited)		December 31, 2009

From operations:

Net investment income (loss)	$(5,709,297)		$(3,758,661)		$285,054		$2,175,079
Net realized gain (loss) from investment, securities sold short, futures, swap and foreign currency related transactions	(18,295,292)		19,703,911		(25,185,936)		30,017,278
Net change in unrealized gain (loss) on investments, securities sold short, futures, swap contracts and translation of assets and liabilities denominated in foreign currencies	(7,302,383)		1,536,235		(42,285,653)		39,284,120

Net increase (decrease) in net assets resulting from operations	(31,306,972)		17,481,485		(67,186,535)		71,476,477

Distributions to shareholders:

From net investment income
Class A Shares	—		(189,725)		(3,033,959)		(2,258,770)
Class B Shares	—		—		—		—
Class C Shares	—		—		(168,765)		(102,253)
Institutional Shares	—		(711,107)		(13,693,685)		(10,711,594)
Service Shares	—		—		—		—
Class IR Shares	—		(3,601)		(19,294)		(1,383)
Class R Shares	—		—		(5,376)		(2,079)
From net realized gains
Class A Shares	—		(257,476)		—		—
Class C Shares	—		(38,262)		—		—
Institutional Shares	—		(238,355)		—		—
Class IR Shares	—		(1,432)		—		—
Class R Shares	—		(27)		—		—
From capital
Class A Shares	—		—		—		—
Class C Shares	—		—		—		—
Institutional Shares	—		—		—		—
Class IR Shares	—		—		—		—

Total distributions to shareholders	—		(1,439,985)		(16,921,079)		(13,076,079)

From share transactions:

Proceeds from sales of shares	749,420,614		666,399,274		201,680,201		462,145,498
Reinvestment of distributions	—		1,023,297		15,069,181		11,710,757
Cost of shares redeemed	(356,973,551	)(c)	(124,091,159	)(d)	(101,337,992	)(c)	(109,390,838	)(d)

Net increase in net assets resulting from share transactions	392,447,063		543,331,412		115,411,390		364,465,417

TOTAL INCREASE (DECREASE)	361,140,091		559,372,912		31,303,776		422,865,815

Net assets:

Beginning of period	677,178,509		117,805,597		592,848,113		169,982,298

End of period	$1,038,318,600		$677,178,509		$624,151,889		$592,848,113

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(5,545,742)		$163,555		$(630,121)		$16,005,904

(a)	Statement of Changes in Net Assets for Commodity Strategy Fund is consolidated and includes the balances of Goldman Sachs Cayman Commodity Fund, Ltd. (wholly-owned subsidiary). Accordingly, all inter-fund balances and transactions have been eliminated.

(b)	Commenced operations on January 5, 2010.

(c)	Net of $32,829, $7,903 and $2,434 of redemption fees remitted to the Absolute Return Tracker, Commodity Strategy and International Real Estate Securities Funds, respectively.

(d)	Net of $78,902, $23,330 and $3,186 of redemption fees remitted to the Absolute Return Tracker, Commodity Strategy and International Real Estate Securities Funds, respectively.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Dynamic Allocation Fund	International Real Estate Securities Fund				Real Estate Securities Fund
For the	For the				For the
Period Ended	Six Months Ended		For the		Six Months Ended	For the
June 30, 2010	June 30, 2010		Fiscal Year Ended		June 30, 2010	Fiscal Year Ended
(Unaudited)(b)	(Unaudited)		December 31, 2009		(Unaudited)	December 31, 2009

$(16,156)	$5,393,832		$7,772,050		$6,641,302	$11,349,899

(384,021)	(7,252,280)		(117,817,961)		30,417,979	(147,116,054)

(156,086)	(40,894,465)		190,050,345		(6,294,130)	236,912,586

(556,263)	(42,752,913)		80,004,434		30,765,151	101,146,431

—	(1,966,577)		(15,607,487)		(2,051,089)	(2,901,807)
—	—		—		(35,935)	(80,521)
—	(35,549)		(496,946)		(88,748)	(149,639)
—	(3,544,678)		(26,532,137)		(6,328,571)	(7,780,745)
—	—		—		(70,396)	(113,986)
—	(98)		(741)		(176)	(164)
—	—		—		(1,885)	(2,130)

—	—		—		—	—
—	—		—		—	—
—	—		—		—	—
—	—		—		—	—
—	—		—		—	—

—	—		(372,527)		—	—
—	—		(11,861)		—	—
—	—		(633,281)		—	—
—	—		(18)		—	—

—	(5,546,902)		(43,654,998)		(8,576,800)	(11,028,992)

29,141,716	59,827,795		108,674,872		114,196,773	172,840,566
—	4,852,040		37,310,316		8,006,981	10,043,617
(130,422)	(58,609,422	)(c)	(137,948,046	)(d)	(117,958,944)	(154,508,448)

29,011,294	6,070,413		8,037,142		4,244,810	28,375,735

28,455,031	(42,229,402)		44,386,578		26,433,161	118,493,174

—	339,772,681		295,386,103		512,395,668	393,902,494

$28,455,031	$297,543,279		$339,772,681		$538,828,829	$512,395,668

$(16,156)	$(19,950,707)		$(19,797,637)		$66,263	$2,001,761

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements
June 30, 2010 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/Non-diversified

Absolute Return Tracker, Commodity Strategy and Dynamic Allocation (commenced operations on January 5, 2010)	A, C, Institutional, IR and R	Non-diversified

International Real Estate Securities	A, C, Institutional and IR	Non-diversified

Real Estate Securities	A, B, C, Institutional, Service, IR and R	Non-diversified

Class A Shares of the Absolute Return Tracker, Dynamic Allocation, International Real Estate Securities and Real Estate Securities Funds are sold with a front-end sales charge of up to 5.50%. Class A Shares of Commodity Strategy Fund are sold with a front-end sales charge of up to 4.50%. Class B Shares are sold with a contingent deferred sales charge that declines from 5.00% to zero, depending upon the period of time the shares are held. Effective November 2, 2009, Class B Shares are no longer available for purchase by new or existing shareholders (although current Class B shareholders may continue to reinvest income and capital gains distributions into Class B Shares and may continue to exchange their shares for Class B Shares of certain other Goldman Sachs Funds). Class C Shares are sold with a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service, Class IR and Class R Shares are not subject to a sales charge.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to each Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. BASIS FOR CONSOLIDATION FOR THE COMMODITY STRATEGY FUND

Goldman Sachs Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 2, 2009 and is currently a wholly-owned subsidiary of the Commodity Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 17, 2009, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation. As of June 30, 2010, the Fund’s net assets were approximately $624,141,000, of which approximately $111,000,000, or approximately 18%, represented the Fund’s ownership of the shares of the Subsidiary.

GOLDMAN SACHS SELECT SATELLITE FUNDS

3. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities and investment companies traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM by taking into consideration market or security specific information as discussed below.
Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Security and Fund Share Transactions, and Investment Income — Security and Fund share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.
In addition, distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) often include a “return of capital”, which is recorded by the Funds as a reduction of the cost basis of the securities held. The Internal Revenue Code of 1986, as amended (the “Code”) requires a REIT to distribute at least 95% of its taxable income to investors. In many cases, however, because of “non-cash” expenses such as property depreciation, a REIT’s cash flow will exceed its taxable income. The REIT may distribute this excess cash to offer a more competitive yield. This portion of the Funds’ distributions is deemed a return of capital and is generally not taxable to shareholders.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily.

D. Offering Costs — Offering costs paid in connection with the offering of shares of the Dynamic Allocation Fund are amortized on a straight line basis over 12 months from the date of the commencement of operations.

E. Redemption Fees — All classes of the Absolute Return Tracker, Commodity Strategy and International Real Estate Securities Funds charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. For this purpose, the Funds use a first-in first-out method so that shares held longest will be treated as being redeemed first and shares held shortest will be treated as being redeemed last. Redemption fees are reimbursed to a Fund and are reflected as a reduction in share redemptions. Redemption fees are credited to Paid-in capital and are allocated to each share class of a Fund on a pro-rata basis at the time of payment.

GOLDMAN SACHS SELECT SATELLITE FUNDS

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Code applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal income tax provisions are required. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Fund	Declared/Paid	Declared/Paid

Absolute Return Tracker and Dynamic Allocation	Annually	Annually

Commodity Strategy and Real Estate Securities	Quarterly	Annually

International Real Estate Securities	Semi-Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Commodity Strategy Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. The Funds’ capital accounts on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character, but do not reflect temporary differences.
GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

G. Commodity Index-Linked Structured Notes — The Absolute Return Tracker, Commodity Strategy and Dynamic Allocation Funds may invest in structured notes whose values are based on the price movements of a commodity index. Commodity index-linked structured notes are valued daily by the issuing counterparties under procedures approved by the trustees. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of commodities as well as other factors including liquidity, quality, maturity and other economic variables. These structured notes are subject to prepayment, credit and interest rate risks. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The Funds have the option to request prepayment from the issuer at any time. Interim payments received are recorded as net realized gains, and at maturity, or when a structured note is sold, the Funds record a realized gain or loss.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

H. Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward foreign currency exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments is included with the net realized and change in unrealized gain (loss) on investments on the Statements of Operations. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period is included with the net realized gain (loss) on foreign currency related transactions, while the effect of changes in foreign currency exchange rates on fixed income securities held at period end is included with the net change in unrealized gain (loss) on investments on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

I. Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions, portfolio positions or to seek to increase total return. All contracts are marked to market daily at the applicable forward rate. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Fund on a daily basis and realized gains or losses are recorded on the settlement date of a contract.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Funds must set aside liquid assets, or engage in other appropriate measures to cover its obligations under these contracts.

J. Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses. The Funds recognize a realized gain or loss when a contract is closed or expires.
The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.

GOLDMAN SACHS SELECT SATELLITE FUNDS

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

K. Mortgage-Backed and Asset-Backed Securities — The Funds (except the Absolute Return Tracker Fund) may invest in mortgage-backed and/or asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real property. These securities may include mortgage pass-through securities, collateralized mortgage obligations, real estate mortgage investment conduit pass-through or participation certificates and stripped mortgage-backed securities. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of assets such as auto loans, credit card receivables, leases, installment contracts and personal property. Asset-backed securities also include home equity line of credit loans and other second-lien mortgages.
The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers. Early repayment of principal on mortgage-backed or asset-backed securities may expose a Fund to the risk of earning a lower rate of return upon reinvestment of principal. Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral. In addition, while mortgage-backed and asset-backed securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers, if any, will meet their obligations.
Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all of the interest payments (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all of the principal payments (the principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, adjustments are made to the cost of the security on a daily basis until maturity. These adjustments are included in interest income. Payments received for PO’s are treated as a proportionate reduction to the cost basis of the securities and excess amounts are recorded gains.

L. Short Sales — The Absolute Return Tracker and Dynamic Allocation Funds may engage in short selling. In these transactions, the Funds sell a financial instrument they do not own in anticipation of a decline in the market value of the instrument, then must borrow the instrument to make delivery to the buyer. The Funds are obligated to replace the financial instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Funds, which may result in a loss or gain, respectively. Unlike purchasing a financial instrument like a stock, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no cap on maximum losses, while gains are limited to the price of the stock at the time of the short sale.
The Funds may, during the term of any short sale, withdraw the cash proceeds of such short sale and use these cash proceeds to purchase additional securities or for any other Fund purposes. Because cash proceeds are Fund assets which are typically used to satisfy the collateral requirements for the short sale, the reinvestment of these cash proceeds may require the Funds to post as collateral other securities that it owns. If the Funds reinvest the cash proceeds, the Funds might be required to post an amount greater than its net assets (but less than its total assets) as collateral. For these or other reasons, the Funds might be required to liquidate long and short positions at times that may be disadvantageous to the Funds.
Short sales involve other costs. The Funds must normally repay to the lender an amount equal to any dividend and financing cost that accrues while the loan is outstanding. In addition, to borrow the security, the Funds may be required to pay a premium. The Funds will also incur transaction costs in effecting short sales. The amount of any ultimate gain for the Funds resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Funds may be required to pay in connection with short sale.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

M. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts.
Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds invest in the following types of swaps:
A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SELECT SATELLITE FUNDS

3. SIGNIFICANT ACCOUNTING POLICIES (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Funds sell protection through a credit default swap, the Funds could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, the Funds, as sellers of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. The Funds may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, the Funds are entitled to a return of any assets, which have been pledged as collateral to the counterparty.
The Funds’ credit default swaps are disclosed in the Additional Investment Information section of the Schedules of Investments. The maximum potential amount of future payments (undiscounted) that the Funds as sellers of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Funds bought credit protection.
A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

N. Treasury Inflation Protected-Securities — The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Funds’ distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee computed daily and paid monthly, equal to an annual percentage rate of the Funds’ average daily net assets.
For the six months ended June 30, 2010, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net
	First	Next	Next	Next	Over	Effective	Management
Fund	$1 billion	$1 billion	$3 billion	$3 billion	$8 billion	Rate	Rate

Absolute Return Tracker	1.15%	1.04%	0.99%	0.97%	0.95%	1.15%	1.15%

Commodity Strategy	0.50	0.50	0.45	0.43	0.42	0.50	0.50	(1)

Dynamic Allocation	0.90	0.81	0.77	0.75	0.74	0.90	0.90

International Real Estate Securities	1.05	1.05	0.95	0.90	0.88	1.05	1.03	(2)

Real Estate Securities	1.00	0.90	0.86	0.84	0.82	1.00	1.00

(1)	Reflects combined management fees paid to GSAM under the Agreement and the Subsidiary Agreement (as defined below) after the waivers.

(2)	GSAM agreed to waive a portion of its management fee in order to achieve the effective net management rate.

GSAM also provides management services to the Subsidiary pursuant to a Subsidiary Management Agreement (the “Subsidiary Agreement”) and is entitled to a management fee computed daily and payable monthly, equal to an annual percentage rate of 0.50% of the Subsidiary’s average daily net assets. In consideration of the Subsidiary’s management fee, and for as long as the Subsidiary Agreement remains in effect, GSAM has contractually agreed to waive irrevocably a portion of the Commodity Strategy Fund’s management fee in an amount equal to the management fee paid to GSAM by the Subsidiary under the Subsidiary Agreement. For the six months ended June 30, 2010, GSAM waived $288,141 of the Fund’s management fee.

GOLDMAN SACHS SELECT SATELLITE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B. Distribution and Service Plans — The Trust, on behalf of each Fund, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, at the following annual rates calculated on a Fund’s average daily net assets of each respective share class:

	Distribution and Service Plan Rates
	Class A*	Class B	Class C	Class R*

Distribution Plan	0.25%	0.75%	0.75%	0.50%

Service Plan	—	0.25	0.25	—

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses so long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs also serves as distributor of the shares of the Funds pursuant to a Distribution Agreement and may retain a portion of the Class A front end sales charge and Class B and Class C contingent deferred sales charges. During the six months ended June 30, 2010, Goldman Sachs advised that it retained the following approximate amounts:

	Front End	Contingent Deferred
	Sales Charge	Sales Charge
Fund	Class A	Class B	Class C

Absolute Return Tracker	$67,800	N/A	$—	*

Commodity Strategy	15,100	N/A	—	*

Dynamic Allocation	3,700	N/A	—	*

International Real Estate Securities	2,500	N/A	—	*

Real Estate Securities	4,900	—	—

*	Amount rounds to less than $100.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are calculated daily and paid monthly at an annual rate as follows: 0.19% (except for the Commodity Strategy Fund, which charges at an annual rate of 0.13%) of the average daily net assets for Class A, Class B, Class C, Class IR and Class R Shares and 0.04% of average daily net assets for Institutional and Service Shares.

E. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Fund that offers Service Shares, has adopted a Service Plan and a Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account maintenance and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% (0.50% in aggregate) of the average daily net assets of the Service Shares.

F. Other Agreements — GSAM has agreed to limit certain “Other Expenses” (excluding management fees, distribution and service fees, transfer agent fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any custody and transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expenses reimbursement, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expenses limitations for the Absolute Return Tracker, Commodity Strategy, Dynamic Allocation, International Real Estate Securities and Real Estate Securities Funds as an annual percentage rate of average daily net assets are 0.014%, 0.044%, 0.054%, 0.064% and 0.004%, respectively. The Subsidiary also pays certain other expenses, including service and custody fees. GSAM has agreed to reduce or limit the Subsidiary’s expenses (excluding management fees) to 0.004% of the Subsidiary’s average daily net assets. Additionally, the Funds have entered into certain offset arrangements with the transfer agent resulting in a reduction of the Funds’ expenses.
For the six months ended June 30, 2010, these expense reductions, including any fee waivers and Other Expenses reimbursement, were as follows (in thousands):

	Management	Other Expenses	Total Expense
Fund	Fee Waiver	Reimbursement	Reductions

Absolute Return Tracker	$—	$145	$145

Commodity Strategy	—	161	161

Dynamic Allocation	—	290	290

International Real Estate Securities	33	111	144

Real Estate Securities	—	156	156

GOLDMAN SACHS SELECT SATELLITE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

As of June 30, 2010, the amounts owed to affiliates of the Funds were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Fund	Fees	Fees	Agent Fees	Total

Absolute Return Tracker	$972	$132	$87	$1,191

Commodity Strategy	241	29	28	298

Dynamic Allocation	20	1	1	22

International Real Estate Securities	261	27	25	313

Real Estate Securities	504	46	41	591

G. Line of Credit Facility — As of June 30, 2010, the Funds participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Funds and other borrowers could increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended June 30, 2010, the Funds did not have any borrowings under the facility. Prior to May 11, 2010, the amount available through the facility was $660,000,000.

H. Other Transactions with Affiliates — For the six months ended June 30, 2010, Goldman Sachs earned approximately $9,100, $100, $800 and $1,200 in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Absolute Return Tracker, Commodity Strategy, Dynamic Allocation and Real Estate Securities Funds, respectively.
As of June 30, 2010, the following Goldman Sachs Fund of Funds Portfolios and the Goldman Sachs Profit Sharing Master Trust were the beneficial owners of 5% or more of total outstanding shares of the following Funds:

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Growth and Income	Growth Strategy	Satellite Strategy	Profit Sharing
Fund	Strategy Portfolio	Portfolio	Portfolio	Master Trust

Commodity Strategy	13%	11%	11%	—%

International Real Estate Securities	9	7	17	—

Real Estate Securities	6	—	8	17

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

5. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including but not limited to quoted prices for similar securities, interest rates, foreign exchange rates, prepayment speeds and credit risk), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The following is a summary of the Funds’ investments categorized in the fair value hierarchy, as of June 30, 2010:

Absolute Return Tracker
	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$49,563,676	$—
Common Stock and/or Other Equity Investments	35,568,199	—	—
U.S. Treasury and/or Other U.S. Government Obligations and Agencies	—	749,688,610	—
Short-term Investment	195,346,493	—	—
Derivatives	2,980,540	1,631,672	—

Total	$233,895,232	$800,883,958	$—

Liabilities
Derivatives	$(13,878,865)	$(29,674)	$—

Commodity Strategy
	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$10,827,120	$—
Mortgage-Backed Obligations	—	54,837,295	—
U.S. Treasury and/or Other U.S. Government Obligations and Agencies	104,851,490	60,733,600	—
Asset-Backed Securities	—	249,902	—
Government Guarantee Obligations	—	44,999,655	—
Short-term Investment	215,114,480	—	—
Derivatives	58,289	661,186	—

Total	$320,024,259	$172,308,758	$—

Liabilities
Derivatives	$(985,841)	$(11,538,064)	$—

GOLDMAN SACHS SELECT SATELLITE FUNDS

5. FAIR VALUE OF INVESTMENTS (continued)

Dynamic Allocation
	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,856,225	$—
Common Stock and/or Other Equity Investments	1,833,866	—	—
U.S. Treasury and/or Other U.S. Government Obligations and Agencies	7,794,088	—	—
Short-term Investment	18,503,358	—	—
Derivatives	212,159	10,482	—

Total	$28,343,471	$1,866,707	$—

Liabilities
Securities Sold Short	$(480,346)	$—	$—
Derivatives	(219,268)	(27,206)	—

Total	$(699,614)	$(27,206)	$—

International Real Estate Securities
	Level 1	Level 2		Level 3

Assets
Common Stock and/or Other Equity Investments	$22,252,526	$270,139,219	(a)	$—
Short-term Investment	6,341,652	—		—

Total	$28,594,178	$270,139,219		$—

Real Estate Securities
	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$530,903,413	$—	$—
Short-term Investment	10,891,356	—	—

Total	$541,794,769	$—	$—

(a)	To adjust for the time difference between local market close and the calculation of net asset value, the Funds utilize fair value model prices for international equities provided by an independent fair value service resulting in a Level 2 classification.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

6. INVESTMENTS IN DERIVATIVES

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.
The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of June 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.

Absolute Return Tracker
Risk	Statements of Assets and Liabilities Location	Assets		Statements of Assets and Liabilities Location	Liabilities

Currency	Receivables for forward foreign currency exchange contracts, at value	$1,631,672		Payables for forward foreign currency exchange contracts, at value	$(29,674)

Interest Rate	Due from broker — variation margin, at value	—	(a)	Due to broker — variation margin, at value	(2,738,451	)(a)

Equity	Due from broker — variation margin, at value	2,980,540	(a)	Due to broker — variation margin, at value	(11,140,414	)(a)

Total		$4,612,212			$(13,908,539)

Commodity Strategy
Risk	Statements of Assets and Liabilities Location	Assets		Statements of Assets and Liabilities Location	Liabilities

Commodity	Receivables for swap contracts, at value	$661,186		Payables for swap contracts, at value	$(11,538,064)

Interest Rate	Due from broker — variation margin, at value	58,289	(a)	Due to broker — variation margin, at value	(985,841	)(a)

Total		$719,475			$(12,523,905	)(b)

GOLDMAN SACHS SELECT SATELLITE FUNDS

6. INVESTMENTS IN DERIVATIVES (continued)

Dynamic Allocation
Risk	Statements of Assets and Liabilities Location	Assets		Statements of Assets and Liabilities Location	Liabilities

Credit	Receivables for swap contracts, at value	$10,482		Payables for swap contracts, at value	$(27,206)

Interest Rate	Due from broker — variation margin, at value	212,159	(a)	Due to broker — variation margin, at value	—	(a)

Equity	Due from broker — variation margin, at value	—	(a)	Due to broker — variation margin, at value	(219,268	)(a)

Total		$222,641			$(246,474	)(b)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(b)	Amount includes $11,538,064 and $27,206 for the Commodity Strategy and Dynamic Allocation Funds, respectively, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on among others, the Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amount and for which the Fund is entitled to a full return.

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended June 30, 2010. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains (losses) on derivative contracts may offset (losses) gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

			Net Change in	Average
Absolute Return Tracker		Net Realized	Unrealized	Number of
Risk	Statements of Operations Location	Gain (loss)	Gain (Loss)	Contracts(a)

Equity	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	$(7,486,240)	$(3,940,098)	4,442

Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	(2,054,551)	(8,260,862)	625

Currency	Net realized gain (loss) from foreign currency related transactions/Net change in unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies	(6,369,782)	2,628,565	16

Total		$(15,910,573)	$(9,572,395)	5,083

			Net Change in	Average
Commodity Strategy		Net Realized	Unrealized	Number of
Risk	Statements of Operations Location	Gain (loss)	Gain (Loss)	Contracts(a)

Interest rate	Net realized gain (loss) from futures and swap transactions/Net change in unrealized gain (loss) on futures and swap contracts	$(1,978,088)	$(2,105,838)	629

Commodity	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(52,932,461)	(12,100,389)	5

Total		$(54,910,549)	$(14,206,227)	634

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

6. INVESTMENTS IN DERIVATIVES (continued)

			Net Change in	Average
Dynamic Allocation		Net Realized	Unrealized	Number of
Risk	Statements of Operations Location	Gain (loss)	Gain (Loss)	Contracts(a)

Equity	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	$(447,390)	$(219,269)	111

Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	274,038	212,160	53

Credit	Net realized gain (loss) from swap contracts/Net change in unrealized gain (loss) on swap contracts	(62,521)	(15,635)	3

Total		$(235,873)	$(22,744)	167

(a)	Average number of contracts is based on the average of month end balances for the six months ended June 30, 2010.

7. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended June 30, 2010, were as follows:

					Sales and
		Purchases		Sales and	Maturities
	Purchases of	(Excluding		Maturities of	(Excluding
	U.S. Government	U.S. Government		U.S. Government	U.S. Government	Covers on
	and Agency	and Agency	Securities	and Agency	and Agency	Securities Sold
Fund	Obligations	Obligations)	Sold Short	Obligations	Obligations)	Short

Absolute Return Tracker	$65,086,501	$—	$—	$36,292,452	$—	$—

Commodity Strategy	194,658,516	1,983,046	—	170,156,669	84,491,688	—

Dynamic Allocation	14,079,248	10,902,325	773,954	6,570,409	6,674,122	253,410

International Real Estate Securities	149,397,258	—	—	138,571,415	—	—

Real Estate Securities	206,943,972	—	—	207,740,672	—	—

GOLDMAN SACHS SELECT SATELLITE FUNDS

8. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds, except for the Dynamic Allocation Fund, may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.
The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio is subject to a net asset value that may fall or rise due to market and credit conditions. Effective May 26, 2010, the Funds are currently not participating in the securities lending program.
Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended June 30, 2010, are reported under Investment Income on the Statements of Operations. The table below details securities lending activity with affiliates of Goldman Sachs as of, and for the six months ended June 30, 2010:

	Earnings of GSAL	Amounts Received by
	Relating to Securities	the Funds from Lending
	Loaned for the	to Goldman Sachs for
	Six Months Ended	the Six Months Ended
Fund	June 30, 2010	June 30, 2010

International Real Estate Securities	$3,311	$14,004

Real Estate Securities	1,418	4,900

The following table provides information about the Funds’ investment in the Enhanced Portfolio for the six months ended June 30, 2010 (in thousands):

	Number of			Number of
	Shares Held	Shares	Shares	Shares Held	Value at End
Fund	Beginning of Period	Bought	Sold	End of Period	of Period

International Real Estate Securities	1,248	16,321	(17,569)	—	$—

Real Estate Securities	83,145	38,298	(121,443)	—	—

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

9. TAX INFORMATION

As of the most recent fiscal year end, December 31, 2009, the Funds’ capital loss carryforwards and certain timing differences on a tax-basis were as follows:

	Absolute		International
	Return	Commodity	Real Estate	Real Estate
	Tracker	Strategy	Securities	Securities

Capital loss carryforward:(1)
Expiring 2016	$—	$(43,726,252)	$(336,773,705)	$(26,267,848)
Expiring 2017	—	(67,560,179)	(239,176,729)	(215,657,956)

Total capital loss carryforward	$—	$(111,286,431)	$(575,950,434)	$(241,925,804)

Timing differences (post-October losses/deferred REIT Income/deferred straddle losses)	$(863,012)	$(105,432)	$(2,209,686)	$(1,699,251)

(1)	Expiration occurs on December 31 of the year indicated. Utilization of these losses may be substantially limited under the Code.

As of June 30, 2010, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was a follows:

				International
	Absolute Return	Commodity	Dynamic	Real Estate	Real Estate
	Tracker	Strategy	Allocation	Securities	Securities

Tax cost	$1,026,513,615	$487,542,313	$30,164,843	$345,088,620	$484,418,088

Gross unrealized gain	4,790,422	4,287,070	219,198	29,283,437	63,248,797
Gross unrealized loss	(1,137,059)	(215,841)	(396,504)	(75,638,660)	(5,872,116)

Net unrealized security gain (loss)	$3,653,363	$4,071,229	$(177,306)	$(46,355,223)	$57,376,681

The difference between GAAP-basis and tax-basis unrealized gains (losses), as of the most recent fiscal year end, is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts and foreign currency contracts, and differences related to the tax treatment of the Subsidiary’s swap transactions, Passive Investment Companies, real estate investment trust investments and partnership investments.

GOLDMAN SACHS SELECT SATELLITE FUNDS

10. OTHER RISKS

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Funds’ Shareholder Concentration Risk — Certain Goldman Sachs Fund of Funds Portfolios and the Goldman Sachs Profit Sharing Master Trust may invest a significant percentage of their assets in the Funds. In the event the Fund of Funds Portfolios and/or the Profit Sharing Master Trust experience significant redemptions and/or reallocations, the Funds may be exposed to liquidity risk. In particular, the Funds may encounter difficulty meeting redemptions if unusual market conditions create an unfavorable environment in which the Funds are forced to liquidate their securities.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transaction defaults.
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Portfolio Concentration Risk — The Real Estate Securities Fund and the International Real Estate Securities Fund invest primarily in securities of U.S. issuers and non-U.S. issuers, respectively, that are primarily engaged in or related to the real estate industry and has a policy of concentrating its investments in the real estate industry. Therefore, investments in the Funds are subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. Such risks include, but are not limited to, declines in property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes, and losses from casualty and condemnation.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

11. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

12. SUBSEQUENT EVENT

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS SELECT SATELLITE FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Absolute Return Tracker Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	29,046,911	$261,352,877	36,824,078	$327,910,813
Reinvestment of distributions	—	—	39,057	353,857
Shares redeemed	(25,200,319)	(223,894,765)	(6,165,014)	(55,076,995)

	3,846,592	37,458,112	30,698,121	273,187,675

Class C Shares
Shares sold	3,955,814	35,122,134	5,145,157	45,656,818
Reinvestment of distributions	—	—	2,767	24,796
Shares redeemed	(625,974)	(5,524,158)	(252,368)	(2,251,032)

	3,329,840	29,597,976	4,895,556	43,430,582

Institutional Shares
Shares sold	49,881,731	448,650,244	32,651,861	291,072,927
Reinvestment of distributions	—	—	70,187	639,585
Shares redeemed	(14,182,675)	(127,061,750)	(7,595,078)	(66,654,903)

	35,699,056	321,588,494	25,126,970	225,057,609

Class IR
Shares sold	378,005	3,396,015	191,027	1,737,218
Reinvestment of distributions	—	—	553	5,032
Shares redeemed	(41,861)	(378,436)	(11,896)	(108,185)

	336,144	3,017,579	179,684	1,634,065

Class R
Shares sold	100,102	899,344	2,383	21,498
Reinvestment of distributions	—	—	3	27
Shares redeemed	(12,753)	(114,442)	(5)	(44)

	87,349	784,902	2,381	21,4814

NET INCREASE	43,298,981	$392,447,063	60,902,712	$543,331,412

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Commodity Strategy Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	8,225,118	$48,691,200	17,048,373	$95,213,948
Reinvestment of distributions	478,519	2,828,051	349,749	2,131,078
Shares redeemed	(6,112,639)	(34,867,443)	(6,788,932)	(38,345,902)

	2,590,998	16,651,808	10,609,190	58,999,124

Class C Shares
Shares sold	446,976	2,636,920	706,928	4,017,736
Reinvestment of distributions	21,531	126,167	12,459	75,604
Shares redeemed	(180,924)	(1,021,171)	(207,187)	(1,151,487)

	287,583	1,741,916	512,200	2,941,853

Institutional Shares
Shares sold	25,760,419	147,644,251	63,953,559	362,757,707
Reinvestment of distributions	2,051,860	12,090,292	1,572,126	9,500,613
Shares redeemed	(11,242,975)	(65,397,351)	(12,178,590)	(69,875,194)

	16,569,304	94,337,192	53,347,095	302,383,126

Class IR Shares
Shares sold	428,578	2,499,814	9,647	60,019
Reinvestment of distributions	3,268	19,294	226	1,383
Shares redeemed	(6,916)	(41,056)	(2,205)	(13,414)

	424,930	2,478,052	7,668	47,988

Class R Shares
Shares sold	34,919	208,016	16,464	96,088
Reinvestment of distributions	913	5,377	339	2,079
Shares redeemed	(2,008)	(10,971)	(902)	(4,841)

	33,824	202,422	15,901	93,326

NET INCREASE	19,906,639	$115,411,390	64,492,054	$364,465,417

GOLDMAN SACHS SELECT SATELLITE FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Dynamic Allocation Fund(a)

	For the Period Ended
	June 30, 2010
	(Unaudited)

	Shares	Dollars

Class A Shares
Shares sold	514,711	$5,086,854
Shares redeemed	(13,219)	(129,338)

	501,492	4,957,516

Class C Shares
Shares sold	80,900	795,321
Shares redeemed	(3)	(26)

	80,897	795,295

Institutional Shares
Shares sold	2,240,149	22,367,375
Shares redeemed	(100)	(1,012)

	2,240,049	22,366,363

Class IR Shares
Shares sold	88,838	882,140
Shares redeemed	(2)	(20)

	88,836	882,120

Class R Shares
Shares sold	1,003	10,026
Shares redeemed	(3)	(26)

	1,000	10,000

NET INCREASE	2,912,274	$29,011,294

(a)	Commenced operations on January 5, 2010.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	International Real Estate Securities Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,373,176	$25,561,691	5,797,557	$32,534,494
Reinvestment of distributions	325,265	1,704,390	2,264,752	13,464,182
Shares redeemed	(3,880,276)	(22,116,663)	(11,555,756)	(59,739,549)

	818,165	5,149,418	(3,493,447)	(13,740,873)

Class C Shares
Shares sold	22,782	135,709	53,171	317,480
Reinvestment of distributions	5,660	29,548	69,753	413,627
Shares redeemed	(188,462)	(1,063,443)	(406,083)	(2,047,783)

	(160,020)	(898,186)	(283,159)	(1,316,676)

Institutional Shares
Shares sold	6,052,174	34,130,376	13,509,779	75,822,884
Reinvestment of distributions	605,438	3,118,004	3,999,288	23,431,748
Shares redeemed	(6,566,739)	(35,429,297)	(14,378,178)	(76,160,700)

	90,873	1,819,083	3,130,889	23,093,932

Class IR Shares
Shares sold	3	19	3	14
Reinvestment of distributions	19	98	128	759
Shares Redeemed	(3)	(19)	(3)	(14)

	19	98	128	759

NET INCREASE (DECREASE)	749,037	$6,070,413	(645,589)	$8,037,142

GOLDMAN SACHS SELECT SATELLITE FUNDS

13. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Real Estate Securities Fund

	For the Six Months Ended
	June 30, 2010		For the Fiscal Year Ended
	(Unaudited)		December 31, 2009

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,656,711	$28,042,812	6,515,853	$48,896,141
Shares converted from Class B(a)	13,272	150,707	24,397	196,457
Reinvestment of distributions	169,356	1,818,344	386,010	2,547,938
Shares redeemed	(2,383,790)	(25,035,219)	(8,776,641)	(63,779,127)

	455,549	4,976,644	(1,850,381)	(12,138,591)

Class B Shares
Shares sold	8,023	83,507	30,633	$221,338
Shares converted to Class A(a)	(13,298)	(150,707)	(24,421)	(196,457)
Reinvestment of distributions	3,116	33,603	11,290	72,640
Shares redeemed	(98,719)	(1,079,556)	(185,499)	(1,320,684)

	(100,878)	(1,113,153)	(167,997)	(1,223,163)

Class C Shares
Shares sold	139,569	1,484,415	195,580	1,502,855
Reinvestment of distributions	6,514	69,096	17,168	109,936
Shares redeemed	(127,255)	(1,317,844)	(264,847)	(1,968,867)

	18,828	235,667	(52,099)	(356,076)

Institutional Shares
Shares sold	7,812,815	81,197,833	15,443,647	118,743,807
Reinvestment of distributions	558,437	6,058,023	1,067,933	7,266,512
Shares redeemed	(8,011,002)	(86,401,408)	(10,952,178)	(84,201,453)

	360,250	854,448	5,559,402	41,808,866

Service Shares
Shares sold	308,190	3,288,839	435,578	3,387,771
Reinvestment of distributions	2,388	25,855	6,672	44,298
Shares redeemed	(384,541)	(4,092,743)	(414,614)	(3,212,730)

	(73,963)	(778,049)	27,636	219,339

Class IR Shares
Shares sold	1,107	12,423	3	19
Reinvestment of distributions	16	175	25	164
Shares redeemed	(2)	(18)	(3)	(20)

	1,121	12,580	25	163

Class R Shares
Shares sold	7,888	86,944	13,373	88,635
Reinvestment of distributions	176	1,885	325	2,129
Shares redeemed	(2,887)	(32,156)	(2,975)	(25,567)

	5,177	56,673	10,723	65,197

NET INCREASE	666,084	$4,244,810	3,527,309	$28,375,735

(a)	Class B Shares automatically convert into Class A Shares on or about the fifteenth day of the last month of the calendar quarter that is eight years after the initial purchase date of either the Fund or another Goldman Sachs Fund.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders
	Net asset	Net	Net
	value,	Investment	realized	Total from	From net	From net
	beginning	income	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	(loss)(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$9.06	$(0.06)	$(0.22)	$(0.28)	$—	$—	$—
2010 - C	8.96	(0.10)	(0.21)	(0.31)	—	—	—
2010 - Institutional	9.11	(0.05)	(0.22)	(0.27)	—	—	—
2010 - IR	9.09	(0.05)	(0.22)	(0.27)	—	—	—
2010 - R	9.03	(0.07)	(0.22)	(0.29)	—	—	—

FOR THE FISCAL YEAR ENDED DECEMBER 31,

2009 - A	8.58	(0.12)	0.62	0.50	(0.01)	(0.01)	(0.02)
2009 - C	8.54	(0.19)	0.62	0.43	—	(0.01)	(0.01)
2009 - Institutional	8.60	(0.08)	0.62	0.54	(0.02)	(0.01)	(0.03)
2009 - IR	8.59	(0.11)	0.64	0.53	(0.02)	(0.01)	(0.03)
2009 - R	8.57	(0.14)	0.61	0.47	—	(0.01)	(0.01)

FOR THE PERIOD ENDED DECEMBER 31,

2008 - A (Commenced May 30, 2008)	10.00	0.01	(1.43)	(1.42)	—	—	—
2008 - C (Commenced May 30, 2008)	10.00	(0.03)	(1.43)	(1.46)	—	—	—
2008 - Institutional (Commenced May 30, 2008)	10.00	0.04	(1.44)	(1.40)	—	—	—
2008 - IR (Commenced May 30, 2008)	10.00	0.04	(1.45)	(1.41)	—	—	—
2008 - R (Commenced May 30, 2008)	10.00	0.01	(1.44)	(1.43)	—	—	—

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$8.78	(3.09)%	$346,210	1.60	%(c)	1.63	%(c)	(1.45	)%(c)	46%
8.65	(3.46)	74,181	2.35	(c)	2.38	(c)	(2.18	)(c)	46
8.84	(2.96)	612,577	1.20	(c)	1.23	(c)	(1.02	)(c)	46
8.82	(2.97)	4,557	1.35	(c)	1.38	(c)	(1.15	)(c)	46
8.74	(3.21)	793	1.85	(c)	1.88	(c)	(1.63	)(c)	46

9.06	5.75	322,502	1.60		1.86		(1.36)		126
8.96	5.01	47,012	2.35		2.61		(2.13)		126
9.11	6.28	305,992	1.20		1.46		(0.93)		126
9.09	6.15	1,642	1.35		1.61		(1.18)		126
9.03	5.46	31	1.85		2.11		(1.60)		126

8.58	(14.20)	41,900	1.60	(c)	3.58	(c)	0.08	(c)	331
8.54	(14.60)	2,985	2.35	(c)	4.33	(c)	(0.68	)(c)	331
8.60	(14.00)	72,903	1.20	(c)	3.18	(c)	0.72	(c)	331
8.59	(14.10)	9	1.35	(c)	3.33	(c)	0.98	(c)	331
8.57	(14.30)	9	1.85	(c)	3.83	(c)	0.48	(c)	331

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net		From net
	beginning	Investment		and unrealized	investment	investment		realized	Total
Year - Share Class	of period	income (loss)(a)		gain (loss)	operations	income		gains	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$6.19	$—	(c)	$(0.62)	$(0.62)	$(0.17)		$—	$(0.17)
2010 - C	6.14	(0.03)		(0.61)	(0.64)	(0.16)		—	(0.16)
2010 - Institutional	6.19	0.01		(0.64)	(0.63)	(0.17)		—	(0.17)
2010 - IR	6.20	—	(c)	(0.62)	(0.62)	(0.17)		—	(0.17)
2010 - R	6.18	(0.01)		(0.63)	(0.64)	(0.16)		—	(0.16)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	5.40	0.02		0.91	0.93	(0.14)		—	(0.14)
2009 - C	5.38	(0.02)		0.90	0.88	(0.12)		—	(0.12)
2009 - Institutional	5.43	0.04		0.88	0.92	(0.16)		—	(0.16)
2009 - IR	5.40	0.05		0.90	0.95	(0.15)		—	(0.15)
2009 - R	5.40	—	(c)	0.92	0.92	(0.14)		—	(0.14)

2008 - A	12.22	0.20		(6.19)	(5.99)	(0.21	)(f)	(0.62)	(0.83)
2008 - C	12.20	0.11		(6.18)	(6.07)	(0.13	)(f)	(0.62)	(0.75)
2008 - Institutional	12.26	0.25		(6.21)	(5.96)	(0.25	)(f)	(0.62)	(0.87)
2008 - IR	12.21	0.23		(6.18)	(5.95)	(0.24	)(f)	(0.62)	(0.86)
2008 - R	12.21	0.17		(6.18)	(6.01)	(0.18	)(f)	(0.62)	(0.80)

FOR THE PERIOD ENDED DECEMBER 31,

2007 - A (Commenced March 30, 2007)	10.00	0.19		2.22	2.41	(0.19)		—	(0.19)
2007 - C (Commenced March 30, 2007)	10.00	0.13		2.22	2.35	(0.15)		—	(0.15)
2007 - Institutional (Commenced March 30, 2007)	10.00	0.23		2.24	2.47	(0.21)		—	(0.21)
2007 - IR (Commenced November 30, 2007)	11.62	0.03		0.63	0.66	(0.07)		—	(0.07)
2007 - R (Commenced November 30, 2007)	11.62	0.02		0.64	0.66	(0.07)		—	(0.07)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Amount is less than $0.005 per share.
(d)	Annualized.
(e)	Amount is less than 0.005%.

(f)	Includes distribution of capital of less than $0.005 per share.

(g)	The amount previously reported has been adjusted to exclude certain “To Be Announced” activity where a mortgage security was delivered.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS COMMODITY STRATEGY FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$5.40	(10.31)%	$111,287	0.92	%(d)	0.97	%(d)	(0.17	)%(d)	75%
5.34	(10.71)	6,465	1.67	(d)	1.72	(d)	(0.92	)(d)	75
5.39	(10.36)	503,768	0.58	(d)	0.63	(d)	0.17	(d)	75
5.41	(10.20)	2,356	0.67	(d)	0.72	(d)	—	(d)(e)	75
5.38	(10.53)	276	1.17	(d)	1.22	(d)	(0.43	)(d)	75

6.19	17.12	111,685	0.92		1.04		0.37		104	(g)
6.14	16.15	5,669	1.67		1.79		(0.35)		104	(g)
6.19	16.84	475,318	0.58		0.70		0.65		104	(g)
6.20	17.76	67	0.67		0.79		0.81		104	(g)
6.18	17.07	109	1.17		1.29		0.01		104	(g)

5.40	(49.23)	40,118	0.92		1.06		1.62		279
5.38	(49.66)	2,208	1.67		1.81		0.91		279
5.43	(48.96)	127,630	0.58		0.72		1.97		279
5.40	(49.14)	17	0.67		0.81		1.90		279
5.40	(49.39)	9	1.17		1.31		1.43		279

12.22	24.27	86,648	0.93	(d)	1.09	(d)	2.36	(d)	83
12.20	23.66	684	1.68	(d)	1.84	(d)	1.48	(d)	83
12.26	24.95	290,380	0.58	(d)	0.74	(d)	2.73	(d)	83
12.21	5.71	11	0.67	(d)	0.83	(d)	2.56	(d)	83
12.21	5.67	11	1.17	(d)	1.33	(d)	2.08	(d)	83

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income (loss) from
	Net asset	investment operations
	value,	Net	Net realized	Total	Net asset
	beginning	investment	and unrealized	investment	value, end	Total
Year - Share Class	of period	loss(a)	loss	operations	of period	return(b)

FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)

2010 - A (Commenced January 5, 2010)	$10.00	$(0.02)	$(0.23)	$(0.25)	$9.75	(2.50)%
2010 - C (Commenced January 5, 2010)	10.00	(0.05)	(0.23)	(0.28)	9.72	(2.80)
2010 - Institutional (Commenced January 5, 2010)	10.00	(0.01)	(0.21)	(0.22)	9.78	(2.20)
2010 - IR (Commenced January 5, 2010)	10.00	— (d)	(0.23)	(0.23)	9.77	(2.30)
2010 - R (Commenced January 5, 2010)	10.00	(0.04)	(0.21)	(0.25)	9.75	(2.50)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DYNAMIC ALLOCATION FUND

	Ratio of	Ratio of	Ratio of	Ratio of
	net expenses	net expenses	total expenses	total expenses
	to average	to average	to average	to average
	net assets	net assets	net assets	net assets
	(including	(excluding	(including	(excluding		Portfolio	Portfolio
Net assets,	interest and	interest and	interest and	interest and	Ratio of	turnover rate	turnover rate
end of	dividend expense	dividend expense	dividend expense	dividend expense	net investment	(including	(excluding
period	for securities	for securities	for securities	for securities	loss to average	securities	securities
(in 000s)	sold short)(c)	sold short)(c)	sold short)(c)	sold short)(c)	net assets(c)	sold short)	sold short)

$4,892	1.45%	1.39%	4.11%	4.05%	(0.33)%	145%	139%
787	2.20	2.14	4.86	4.80	(1.13)	145	139
21,899	1.05	0.99	3.71	3.65	(0.13)	145	139
868	1.20	1.14	3.86	3.80	(0.05)	145	139
10	1.70	1.64	4.36	4.30	(0.79)	145	139

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$6.01	$0.09		$(0.82)	$(0.73)	$(0.09)	$—	$—	$(0.09)
2010 - C	5.98	0.06		(0.80)	(0.74)	(0.06)	—	—	(0.06)
2010 - Institutional	5.92	0.10		(0.81)	(0.71)	(0.10)	—	—	(0.10)
2010 - IR	6.00	0.09		(0.80)	(0.71)	(0.10)	—	—	(0.10)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	5.14	0.14	(d)	1.56	1.70	(0.81)	—	(0.02)	(0.83)
2009 - C	5.10	0.10	(d)	1.54	1.64	(0.74)	—	(0.02)	(0.76)
2009 - Institutional	5.10	0.16	(d)	1.53	1.69	(0.85)	—	(0.02)	(0.87)
2009 - IR	5.14	0.15	(d)	1.56	1.71	(0.83)	—	(0.02)	(0.85)

2008 - A	10.85	0.15		(5.77)	(5.62)	—	—	(0.09)	(0.09)
2008 - C	10.80	0.10		(5.73)	(5.63)	—	—	(0.07)	(0.07)
2008 - Institutional	10.84	0.19		(5.82)	(5.63)	—	—	(0.11)	(0.11)
2008 - IR	10.81	0.17		(5.74)	(5.57)	—	—	(0.10)	(0.10)

2007 - A	12.01	0.16		(0.44)	(0.28)	(0.84)	(0.04)	—	(0.88)
2007 - C	11.98	0.07		(0.43)	(0.36)	(0.78)	(0.04)	—	(0.82)
2007 - Institutional	12.03	0.21		(0.45)	(0.24)	(0.91)	(0.04)	—	(0.95)
2007 - IR (Commenced November 30, 2007)	12.40	0.03		(0.77)	(0.74)	(0.81)	(0.04)	—	(0.85)

FOR THE PERIOD ENDED DECEMBER 31,

2006 - A (Commenced July 31, 2006)	10.00	0.07		2.04	2.11	(0.10)	—	—	(0.10)
2006 - C (Commenced July 31, 2006)	10.00	0.06		2.01	2.07	(0.09)	—	—	(0.09)
2006 - Institutional (Commenced July 31, 2006)	10.00	0.09		2.05	2.14	(0.11)	—	—	(0.11)

(a) Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	Reflects income recognized from a special dividend which amounted to $0.01 per share and 0.15% of average net assets.
(e)	The ratio is not annualized as the Fund’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’s period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$5.19	(11.99)%	$115,252	1.53	%(c)	1.62	%(c)	3.04	%(c)	43%
5.18	(12.33)	2,954	2.28	(c)	2.37	(c)	2.14	(c)	43
5.11	(11.98)	179,332	1.13	(c)	1.22	(c)	3.43	(c)	43
5.19	(11.89)	5	1.28	(c)	1.37	(c)	3.25	(c)	43

6.01	33.46	128,398	1.53		1.62		2.48	(d)	115
5.98	32.47	4,370	2.28		2.37		1.79	(d)	115
5.92	33.46	206,999	1.13		1.22		2.82	(d)	115
6.00	33.74	6	1.28		1.37		2.70	(d)	115

5.14	(52.04)	127,811	1.53		1.60		1.77		96
5.10	(52.33)	5,175	2.28		2.35		1.20		96
5.10	(52.25)	162,396	1.13		1.20		2.21		96
5.14	(51.78)	5	1.28		1.35		2.11		96

10.85	(2.56)	599,660	1.54		1.58		1.24		86
10.80	(3.22)	16,999	2.29		2.33		0.56		86
10.84	(2.23)	620,012	1.14		1.18		1.64		86
10.81	(6.20)	9	1.29	(c)	1.33	(c)	0.23	(e)	86

12.01	21.14	283,571	1.53	(c)	1.76	(c)	1.55	(c)	13
11.98	20.73	833	2.28	(c)	2.51	(c)	1.19	(c)	13
12.03	21.33	347,684	1.13	(c)	1.36	(c)	1.89	(c)	13

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss from			Distribution
		investment operations			to shareholders
	Net asset					From
	value,	Net	Net realized	Total from	From net	net
	beginning	investment	and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income (loss)(a)	gain (loss)	operations	income	gains	capital	distributions

FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)

2010 - A	$9.99	$0.11	$0.40	$0.51	$(0.14)	$—	$—	$(0.14)
2010 - B	9.98	0.06	0.42	0.48	(0.10)	—	—	(0.10)
2010 - C	9.84	0.07	0.41	0.48	(0.11)	—	—	(0.11)
2010 - Institutional	10.09	0.13	0.43	0.56	(0.17)	—	—	(0.17)
2010 - Service	10.05	0.10	0.42	0.52	(0.14)	—	—	(0.14)
2010 - IR	10.00	0.15	0.39	0.54	(0.16)	—	—	(0.16)
2010 - R	9.97	0.10	0.40	0.50	(0.13)	—	—	(0.13)

FOR THE FISCAL YEARS ENDED DECEMBER 31,

2009 - A	8.25	0.21	1.75	1.96	(0.22)	—	—	(0.22)
2009 - B	8.25	0.16	1.74	1.90	(0.17)	—	—	(0.17)
2009 - C	8.15	0.16	1.71	1.87	(0.18)	—	—	(0.18)
2009 - Institutional	8.34	0.25	1.75	2.00	(0.25)	—	—	(0.25)
2009 - Service	8.31	0.21	1.74	1.95	(0.21)	—	—	(0.21)
2009 - IR	8.27	0.24	1.73	1.97	(0.24)	—	—	(0.24)
2009 - R	8.25	0.20	1.73	1.93	(0.21)	—	—	(0.21)

2008 - A	15.50	0.22	(6.50)	(6.28)	(0.26)	(0.59)	(0.12)	(0.97)
2008 - B	15.51	0.11	(6.49)	(6.38)	(0.20)	(0.59)	(0.09)	(0.88)
2008 - C	15.34	0.11	(6.42)	(6.31)	(0.20)	(0.59)	(0.09)	(0.88)
2008 - Institutional	15.61	0.29	(6.55)	(6.26)	(0.29)	(0.59)	(0.13)	(1.01)
2008 - Service	15.59	0.23	(6.55)	(6.32)	(0.26)	(0.59)	(0.11)	(0.96)
2008 - IR	15.50	0.27	(6.50)	(6.23)	(0.29)	(0.59)	(0.12)	(1.00)
2008 - R	15.50	0.22	(6.53)	(6.31)	(0.24)	(0.59)	(0.11)	(0.94)

2007 - A	22.40	0.16	(3.61)	(3.45)	(0.31)	(3.14)	—	(3.45)
2007 - B	22.44	(0.04)	(3.58)	(3.62)	(0.17)	(3.14)	—	(3.31)
2007 - C	22.24	(0.02)	(3.56)	(3.58)	(0.18)	(3.14)	—	(3.32)
2007 - Institutional	22.51	0.25	(3.64)	(3.39)	(0.37)	(3.14)	—	(3.51)
2007 - Service	22.51	0.12	(3.62)	(3.50)	(0.28)	(3.14)	—	(3.42)
2007 - IR (Commenced November 30, 2007)	19.47	(0.11)	(0.72)	(0.83)	—	(3.14)	—	(3.14)
2007 - R (Commenced November 30, 2007)	19.47	(0.11)	(0.72)	(0.83)	—	(3.14)	—	(3.14)

2006 - A	18.04	0.22	5.94	6.16	(0.33)	(1.47)	—	(1.80)
2006 - B	18.10	0.05	5.97	6.02	(0.21)	(1.47)	—	(1.68)
2006 - C	17.96	0.06	5.90	5.96	(0.21)	(1.47)	—	(1.68)
2006 - Institutional	18.10	0.31	5.96	6.27	(0.39)	(1.47)	—	(1.86)
2006 - Service	18.13	0.22	5.94	6.16	(0.31)	(1.47)	—	(1.78)

2005 - A	17.29	0.25	1.93	2.18	(0.34)	(1.09)	—	(1.43)
2005 - B	17.34	0.10	1.96	2.06	(0.21)	(1.09)	—	(1.30)
2005 - C	17.22	0.12	1.93	2.05	(0.22)	(1.09)	—	(1.31)
2005 - Institutional	17.34	0.34	1.92	2.26	(0.41)	(1.09)	—	(1.50)
2005 - Service	17.37	0.27	1.91	2.18	(0.33)	(1.09)	—	(1.42)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	The ratio is not annualized as the Fund’s income for the fiscal year ended December 31, 2007 did not correlate to the income earned during the class’s period of operation due to timing of income recognition.

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS REAL ESTATE SECURITIES FUND

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets		net assets		net assets		rate

$10.36	5.11%	$148,343	1.44	%(c)	1.49	%(c)	2.04	%(c)	37%
10.36	4.77	3,168	2.19	(c)	2.24	(c)	1.21	(c)	37
10.21	4.80	8,690	2.19	(c)	2.24	(c)	1.27	(c)	37
10.48	5.36	373,405	1.04	(c)	1.09	(c)	2.44	(c)	37
10.43	5.11	5,029	1.54	(c)	1.59	(c)	1.91	(c)	37
10.38	5.24	19	1.19	(c)	1.24	(c)	2.86	(c)	37
10.34	5.00	174	1.69	(c)	1.74	(c)	1.89	(c)	37

9.99	25.12	138,409	1.44		1.55		2.76		114
9.98	24.20	4,058	2.19		2.30		2.08		114
9.84	24.09	8,192	2.19		2.30		2.08		114
10.09	25.48	356,025	1.04		1.15		3.18		114
10.05	24.84	5,589	1.54		1.65		2.73		114
10.00	25.39	7	1.19		1.30		3.07		114
9.97	24.81	116	1.69		1.80		2.44		114

8.25	(40.89)	129,634	1.44		1.51		1.60		39
8.25	(41.29)	4,742	2.19		2.26		0.81		39
8.15	(41.27)	7,208	2.19		2.26		0.90		39
8.34	(40.54)	247,916	1.04		1.11		2.19		39
8.31	(40.88)	4,389	1.54		1.61		1.72		39
8.27	(40.64)	6	1.19		1.26		2.04		39
8.25	(41.00)	7	1.69		1.76		1.76		39

15.50	(15.97)	317,274	1.45		1.49		0.71		42
15.51	(16.59)	12,074	2.20		2.24		(0.20)		42
15.34	(16.58)	16,065	2.20		2.24		(0.12)		42
15.61	(15.63)	413,030	1.05		1.09		1.12		42
15.59	(16.07)	7,262	1.55		1.59		0.53		42
15.50	(4.69)	10	1.19	(c)	1.23	(c)	(0.48	)(d)	42
15.50	(4.69)	10	1.69	(c)	1.73	(c)	(0.52	)(d)	42

22.40	34.31	442,983	1.44		1.50		1.05		30
22.44	33.33	23,799	2.19		2.25		0.24		30
22.24	33.29	25,948	2.19		2.25		0.27		30
22.51	34.86	557,831	1.04		1.10		1.47		30
22.51	34.17	12,081	1.54		1.60		1.05		30

18.04	12.83	301,360	1.44		1.53		1.42		19
18.10	12.03	21,597	2.19		2.28		0.58		19
17.96	12.03	20,020	2.19		2.28		0.65		19
18.10	13.30	348,872	1.04		1.13		1.89		19
18.13	12.76	5,778	1.54		1.64		1.49		19

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited)

Background
The Goldman Sachs Absolute Return Tracker Fund, Goldman Sachs Real Estate Securities Fund, Goldman Sachs International Real Estate Securities Fund, Goldman Sachs Commodity Strategy Fund and Goldman Sachs Dynamic Allocation Fund (the “Funds”) are investment portfolios of Goldman Sachs Trust (the “Trust”). The Board of Trustees oversees the management of the Trust and reviews the investment performance and expenses of the Funds at regularly scheduled meetings held during the year. In addition, the Board of Trustees determines annually whether to approve the continuance of the Trust’s investment management agreement (the “Management Agreement”) with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Funds.
The Management Agreement was most recently approved for continuation until June 30, 2011 by the Board of Trustees, including those Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”), at a meeting held on June 16-17, 2010 (the “Annual Meeting”).
The review process undertaken by the Trustees spans the course of the year and culminates with the Annual Meeting. To assist the Trustees in their deliberations, the Trustees have established a Contract Review Committee (the “Committee”), comprised of the Independent Trustees. The Committee held three meetings over the course of the year, since last approving the Management Agreement. At those Committee meetings, regularly scheduled Board meetings and/or the Annual Meeting, the Board, or the Independent Trustees, as applicable, considered matters relating to the Management Agreement, including:
(a) the nature and quality of the advisory, administrative and other services provided to the Funds by the Investment Adviser and its affiliates, including information about:
(i) the structure, staff and capabilities of the Investment Adviser and its portfolio management teams;
(ii) the groups within the Investment Adviser and its affiliates that support the portfolio management teams or provide other types of necessary services, including fund services groups (e.g., accounting and financial reporting, tax, shareholder services and operations), controls and risk management groups (e.g., legal, compliance, valuation oversight, credit risk management, internal audit, market risk analysis and finance and strategy), sales and distribution support groups and others (e.g., information technology and training);
(iii) trends in headcount;
(iv) the Investment Adviser’s financial resources and ability to hire and retain talented personnel and strengthen its operations; and
(v) the parent company’s support of the Investment Adviser and its mutual fund business, as expressed by the firm’s senior management;
(b) information on the investment performance of the Funds, including comparisons to the performance of similar mutual funds (except for Dynamic Allocation Fund, which commenced operations in 2010), as provided by a third party mutual fund data provider engaged as part of the contract review process (the “Outside Data Provider”), and benchmark performance indices, and general investment outlooks in the markets in which the Funds invest;
(c) the terms of the Management Agreement and agreements with affiliated service providers entered into by the Trust on behalf of the Funds;
(d) expense information for the Funds, including:
(i) the relative management fee and expense levels of the Funds (which, in the case of Dynamic Allocation Fund, were estimates) as compared to those of comparable funds managed by other advisers, as provided by the Outside Data Provider;
(ii) each Fund’s (except for the Dynamic Allocation Fund) expense trends over time; and
(iii) to the extent the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative information on the advisory fees charged and services provided to those accounts by the Investment Adviser;
(e) with respect to the extensive investment performance and expense comparison data provided by the Outside Data Provider, its processes in producing that data for the Funds;
(f) the undertakings of the Investment Adviser to waive certain fees of International Real Estate Securities Fund and reimburse certain expenses of the Funds that exceed specified levels, and a summary of contractual fee reductions made by the Investment Adviser and its affiliates over the past several years with respect to the Fund;
(g) information relating to the profitability of the Management Agreement and the transfer agency and distribution and service arrangements of each of the Funds (with the exception of the Dynamic Allocation Fund, which commenced operations in 2010) and the Trust as a whole to the Investment Adviser and its affiliates;

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

(h) potential economies of scale, if any, and the levels of breakpoints in the fees payable by the Funds under the Management Agreement;
(i) a summary of the “fall-out” benefits derived by the Investment Adviser and its affiliates from their relationships with the Funds, including the fees received by the Investment Adviser’s affiliates from the Funds for transfer agency, securities lending, portfolio brokerage, distribution and other services;
(j) a summary of potential benefits derived by the Funds as a result of their relationship with the Investment Adviser;
(k) commission rates paid by the Funds, an update on the Investment Adviser’s soft dollars practices and other portfolio trading related issues;
(l) portfolio manager ownership of Fund shares; the manner in which portfolio manager compensation is determined, the alignment of the interests of the Funds and of the portfolio managers and related potential conflicts of interest; and the number and types of accounts managed by the portfolio managers;
(m) the nature and quality of the services provided to the Funds by their unaffiliated service providers, and the Investment Adviser’s general oversight and evaluation (including reports on due diligence) of those service providers as part of the administration services provided under the Management Agreement; and
(n) the Investment Adviser’s processes and policies addressing various types of potential conflicts of interest; its approach to risk management; the annual review of the effectiveness of the Funds’ compliance program; and compliance reports.
The Trustees also received an overview of the Funds’ distribution arrangements. They received information regarding the Funds’ assets, share purchase and redemption activity and the payment of Rule 12b-1 distribution and service fees by the Funds and the payment of non-Rule 12b-1 shareholder service and/or administration fees by the Real Estate Securities Fund’s Service Shares. Information was also provided to the Trustees relating to revenue sharing payments made by and services provided by the Investment Adviser and its affiliates to intermediaries that promote the sale, distribution and/or servicing of Fund shares.
The presentations made at the Board and Committee meetings and at the Annual Meeting encompassed the Funds and other mutual fund portfolios for which the Board of Trustees has responsibility. In evaluating the Management Agreement at the Annual Meeting, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Investment Adviser, its affiliates, their services and the Funds. In conjunction with these meetings, the Trustees received written materials and oral presentations on the topics covered, and were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval and continuation of mutual fund investment management agreements under applicable law. During the course of their deliberations, the Independent Trustees met in executive sessions with their independent legal counsel, without representatives of the Investment Adviser or its affiliates present. The Independent Trustees also discussed the broad range of other investment choices that are available to Fund investors, including the availability of comparable funds managed by other advisers.

Nature, Extent and Quality of the Services Provided Under the Management Agreement
As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services, and the other, non-advisory services, that are provided to the Funds by the Investment Adviser and its affiliates. The Independent Trustees concluded that the Investment Adviser had committed substantial financial and operational resources to the Funds and expressed confidence that the Investment Adviser would continue to do so in the future. The Trustees also observed that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Funds and the Investment Adviser.

Investment Performance
The Trustees also considered the investment performance of the Funds and the Investment Adviser. In this regard, they compared the investment performance of each Fund (with the exception of Dynamic Allocation Fund, which commenced operations in 2010) to the performance of other similar SEC-registered funds and to rankings and ratings compiled by the Outside Data Provider. This information on each Fund’s investment performance relative to that of its peers was provided for the one-, three-, five- and ten-year periods ended December 31, 2009, to the extent that each Fund had been in existence for those periods. The Trustees also reviewed each Fund’s (except for Dynamic Allocation Fund) investment performance over time on a year-by-year basis relative to its performance benchmark. In addition, they considered the investment performance trends of the Funds (except for Dynamic Allocation Fund) over time, and reviewed the investment performance of each

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Fund in light of its investment objective and policies and market conditions. The Trustees considered whether each Fund had operated within its investment policies and had complied with its investment limitations.
In addition, the Trustees considered materials prepared and presentations made by the Investment Adviser’s Chief Investment Officer and portfolio management personnel, in which Fund performance was assessed. The Trustees also considered the Investment Adviser’s periodic reports with respect to the Funds’ risk profiles, and how the Investment Adviser’s approach to risk monitoring and management influences portfolio management.
The Trustees noted that the Commodity Strategy Fund ranked in the third quartile of its peer group for the one-year period ended December 31, 2009, but also observed that the Fund had outperformed its benchmark over the same period. They noted that the Absolute Return Tracker Fund was in the bottom half of its peer group for the one-year period ended December 31, 2009, but noted that the Fund succeeded in its objective of tracking the Goldman Sachs Absolute Return Tracker Index. The Trustees considered the performance of the Real Estate Securities and International Real Estate Securities Funds (the “Real Estate Funds”), and considered the respective market sectors in which the Real Estate Funds invested. The Trustees recognized that 2008 and 2009 were difficult years for the real estate asset class generally. It was also noted that the Real Estate Funds underperformed their benchmarks in 2009 and also fared poorly relative to funds in their peer groups, with many of the funds in the International Real Estate Securities Fund’s peer group being predominantly global in orientation. The Trustees considered the Investment Adviser’s reaction to market events, the underperformance of the Funds, and the Investment Adviser’s commitment to improving the Funds’ performance. The Trustees noted that the Dynamic Allocation Fund commenced operations in 2010 and had provided a reasonable level of performance to investors in light of its investment policies and given prevailing conditions in the markets in which the Fund invests. The Trustees concluded that the Investment Adviser’s continued management likely would benefit each Fund and its shareholders.

Costs of Services Provided and Competitive Information
The Trustees considered the contractual fee rates payable by each Fund under the Management Agreement. In this regard, the Trustees considered information on the services rendered by the Investment Adviser to the Funds, which included both advisory and administrative services that were directed to the needs and operations of the Funds as registered mutual funds.
In particular, the Trustees reviewed analyses prepared by the Outside Data Provider regarding the expense rankings of the Funds (with respect to Dynamic Allocation Fund, the Outside Data Provider used estimates). The analyses provided a comparison of the Funds’ management fees and breakpoints to those of relevant peer groups and category universes; an expense analysis which compared each Fund’s expenses to a peer group and a category universe; and a five-year history (or, in the case of Funds that commenced investment operations within a shorter period, since the year in which it commenced operations), comparing each Fund’s expenses to the peer and category averages. The analyses also compared each Fund’s transfer agency fees, custody and accounting fees, distribution fees, other expenses and fee waivers/reimbursements to those of other funds in the peer group and the peer group median. The Trustees concluded that the comparisons provided by the Outside Data Provider were useful in evaluating the reasonableness of the management fees and total expenses paid by the Funds.
In addition, the Trustees considered the Investment Adviser’s undertakings to limit the Funds’ “other expenses” ratios (excluding certain expenses) to certain specified levels. They also considered, to the extent that the Investment Adviser manages institutional accounts or collective investment vehicles having investment objectives and policies similar to those of the Funds, comparative fee information for services provided by the Investment Adviser to those accounts, and information that indicated that services provided to the Funds differed in various significant respects from the services provided to institutional accounts, which generally operated under less stringent legal and regulatory structures, required fewer services from the Investment Adviser to a smaller number of client contact points, were less time-intensive and paid lower fees. By contrast, the Trustees noted that the Investment Adviser provides substantial administrative services to the Funds under the terms of the Management Agreement.
In addition, the Trustees noted that shareholders are able to redeem their Fund shares at any time if they believe that the Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Profitability
The Trustees reviewed the Investment Adviser’s revenues and pre-tax profit margins with respect to the Trust and each of the Funds (with the exception of Dynamic Allocation Fund, which commenced operation in 2010). In this regard the Trustees noted that they had received, among other things, profitability analyses and summaries, revenue and expense schedules by Fund and by function (i.e., investment management, transfer agency and distribution and service) and the

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Investment Adviser’s expense allocation methodology. They observed that the profitability and expense figures are substantially similar to those used by the Investment Adviser for many internal purposes, including compensation decisions among various business groups, and are thus subject to a vigorous internal debate about how certain revenue and expenses should be allocated. The Trustees also reviewed the report of the internal audit group within the Goldman Sachs organization, which included an assessment of the reasonableness and consistency of the Investment Adviser’s expense allocation methodology and an evaluation of the accuracy of the Investment Adviser’s profitability analysis calculations. Profitability data for the Trust and each Fund (except for Dynamic Allocation Fund) were provided for 2009 and 2008, and the Trustees considered this information in relation to the Investment Adviser’s overall profitability. The Trustees considered the Investment Adviser’s revenues and pre-tax profit margins both in absolute terms and in comparison to information on the reported pre-tax profit margins earned by certain other asset management firms.

Economies of Scale
The Trustees considered the information that had been provided regarding the Investment Adviser’s profitability and the rationale for the Funds’ breakpoint structure. The Trustees also considered the breakpoints in the fee rate payable under the Management Agreement for each of the Funds at the following annual percentage rates of the average daily net assets of the Funds:

	Absolute		International
	Return	Commodity	Real Estate	Real Estate	Dynamic
	Tracker	Strategy	Securities	Securities	Allocation
	Fund	Fund	Fund	Fund	Fund

First $1 billion	1.15%	0.50%	1.05%	1.00%	0.90%
Next $1 billion	1.04	0.50	1.05	0.90	0.81
Next $3 billion	0.99	0.45	0.95	0.86	0.77
Next $3 billion	0.97	0.43	0.90	0.84	0.75
Over $8 billion	0.95	0.42	0.88	0.82	0.74

The Trustees noted that the breakpoints at the $5 and $8 billion asset levels had been proposed by the Investment Adviser and approved by the Trustees in 2008 to further share potential economies of scale, if any, with the Funds and their shareholders as assets under management reach those asset levels. The Trustees considered the amounts of assets in the Funds; the Funds’ recent share purchase and redemption activity; the information provided by the Investment Adviser relating to the costs of the services provided by the Investment Adviser and its affiliates and their realized profits; information comparing fee rates charged by the Investment Adviser with fee rates charged to other funds in the peer group; and the Investment Adviser’s undertakings to limit fees and other expenses to certain amounts. Upon reviewing these matters at the Annual Meeting, the Trustees concluded that the fee breakpoints represented a means of assuring that benefits of scalability would be passed along to shareholders at the specified asset levels.

Other Benefits to the Investment Adviser and Its Affiliates
The Trustees also considered the other benefits derived by the Investment Adviser and its affiliates from their relationship with the Funds as stated above, including: (a) transfer agency fees received by Goldman, Sachs & Co. (“Goldman Sachs”); (b) brokerage and futures commissions earned by Goldman Sachs for executing securities and futures transactions on behalf of the Funds; (c) research received by the Investment Adviser from broker-dealers in exchange for executing certain transactions on behalf of the Real Estate Funds; (d) trading efficiencies resulting from aggregation of orders of the Funds with those for other funds or accounts managed by the Investment Adviser; (e) in the case of the Real Estate Funds, fees earned throughout the year by Goldman Sachs Agency Lending, an affiliate of the Investment Adviser, as securities lending agent (and fees earned by the Investment Adviser for managing the portfolio in which the Funds’ cash collateral was invested); (f) the Investment Adviser’s ability to leverage the infrastructure designed to service the Funds on behalf of its other clients; (g) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (h) Goldman Sachs’ retention of certain fees as Fund Distributor; (i) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Funds; and (j) the Investment Adviser’s ability to leverage relationships with the Funds’ third party service providers to attract more firmwide business. In the course of considering the foregoing, the Independent Trustees requested and received further information quantifying certain of the fall-out benefits. In looking at the benefits to Goldman Sachs Agency Lending and the Investment Adviser from the securities lending program, they noted that the Real Estate Funds also benefited from their participation in the securities lending program.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Statement Regarding Basis for Approval of Management Agreement (Unaudited) (continued)

Other Benefits to the Funds and Their Shareholders
The Trustees also noted that the Funds receive certain potential benefits as a result of their relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Funds with those of other funds or accounts managed by the Investment Adviser; (b) improved servicing and pricing from vendors because of the volume of business generated by the Investment Adviser and its affiliates; (c) improved servicing from broker-dealers because of the volume of business generated by the Investment Adviser and its affiliates; (d) the Investment Adviser’s ability to negotiate favorable terms with derivatives counterparties as a result of the size and reputation of the Goldman Sachs organization; (e) the advantages gained from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (f) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Funds because of the reputation of the Goldman Sachs organization; (g) the Funds’ access, through the Investment Adviser, to certain firmwide resources (e.g., proprietary databases); and (h) the Funds’ access to certain affiliated distribution channels. The Trustees noted the competitive nature of the mutual fund marketplace, and noted further that many of the Funds’ shareholders invested in the Funds in part because of the Funds’ relationship with the Investment Adviser and that those shareholders have a general expectation that the relationship will continue.

Dynamic Allocation Fund
The Dynamic Allocation Fund commenced investment operations on January 5, 2010, and the Trustees had considered, at a meeting held on November 18-19, 2010, (i) the initial appointment of the Investment Adviser to serve as the Dynamic Allocation Fund’s investment adviser and (ii) the initial approval of the Management Agreement on behalf of the Dynamic Allocation Fund. At that meeting, the Trustees considered, in addition to many of the above factors, the Investment Adviser’s (and its affiliates’) ability to provide services to the Dynamic Allocation Fund. In this regard, the Trustees noted that, although the Dynamic Allocation Fund was new, many of the portfolio personnel who would be providing services to the Dynamic Allocation Fund were currently providing services to other investment portfolios of the Trust. The Trustees concluded that the Investment Adviser would be able to provide quality services to the Dynamic Allocation Fund.
The Trustees considered the management fee to be paid by the Dynamic Allocation Fund, and the Dynamic Allocation Fund’s anticipated total expenses, along with the Dynamic Allocation Fund’s anticipated assets under management. They also considered a report prepared by the Outside Data Provider, which compared the Dynamic Allocation Fund’s anticipated management fee and total expenses to those of a peer group and category median. The Trustees also noted the Investment Adviser’s undertaking to limit the Dynamic Allocation Fund’s “other expenses” ratio (excluding certain expenses) to a specified level. They recognized that the Dynamic Allocation Fund did not yet have profitability data to evaluate. They reviewed the proposed breakpoints in the management fee schedule and concluded that the breakpoints represented a means of assuring that benefits of scalability would be passed along to shareholders at the specified asset levels. The Trustees also considered the fees to be paid to Goldman Sachs in its capacity as the Dynamic Allocation Fund’s transfer agent and distributor, along with other fall-out benefits that would potentially be received by the Investment Adviser and its affiliates.
The Trustees concluded, in the exercise of their business judgment, that the proposed management fee to be paid by the Dynamic Allocation Fund would be reasonable in light of the services provided to it by the Investment Adviser and the Dynamic Allocation Fund’s reasonably foreseeable asset levels, and that the Management Agreement should be approved on behalf of the Dynamic Allocation Fund.

Conclusion
In connection with their consideration of the Management Agreement as to each Fund, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of all of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fees paid by each of the Funds were reasonable in light of the services provided to it by the Investment Adviser, the Investment Adviser’s costs and each Fund’s current and reasonably foreseeable asset levels. The Trustees concluded that the Management Agreement should be approved and continued with respect to each Fund until June 30, 2011.

GOLDMAN SACHS SELECT SATELLITE FUNDS

Fund Expenses — Six Month Period Ended June 30, 2010 (Unaudited)

As a shareholder of Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class B and Class C Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service, Class IR or Class R Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Absolute Return Tracker Fund				Commodity Strategy Fund				Dynamic Allocation Fund				International Real Estate Securities Fund
				Expenses				Expenses				Expenses				Expenses
				Paid for the				Paid for the				Paid for the				Paid for the
	Beginning	Ending		6 Months	Beginning	Ending		6 Months	Beginning	Ending		6 Months	Beginning	Ending		6 Months
	Account Value	Account Value		Ended	Account Value	Account Value		Ended	Account Value	Account Value		Ended	Account Value	Account Value		Ended
Share Class	1/01/10*	6/30/10		6/30/10*	1/01/10	6/30/10		6/30/10*	1/01/10	6/30/10		6/30/10*	1/01/10	6/30/10		6/30/10*
Class A
Actual	$1,000	$969.10		$7.81	$1,000	$896.90		$4.33	$1,000	$975.00		$7.10	$1,000	$880.10		$7.13
Hypothetical 5% return	1,000	1,016.86	+	8.00	1,000	1,020.23	+	4.61	1,000	1,017.26	+	7.25	1,000	1,017.21	+	7.65

Class C
Actual	1,000	965.40		11.45	1,000	892.90		7.84	1,000	972.00		10.46	1,000	876.70		10.66
Hypothetical 5% return	1,000	1,013.14	+	11.73	1,000	1,016.51	+	8.35	1,000	1,013.84	+	10.68	1,000	1,013.44	+	11.43

Institutional
Actual	1,000	970.40		5.86	1,000	896.40		2.73	1,000	978.00		5.03	1,000	880.20		5.27
Hypothetical 5% return	1,000	1,018.84	+	6.01	1,000	1,021.92	+	2.91	1,000	1,019.36	+	5.13	1,000	1,019.19	+	5.66

Class IR
Actual	1,000	970.30		6.60	1,000	898.00		3.15	1,000	977.00		5.94	1,000	881.10		5.97
Hypothetical 5% return	1,000	1,018.10	+	6.76	1,000	1,021.47	+	3.36	1,000	1,018.43	+	6.07	1,000	1,018.45	+	6.41

Class R
Actual	1,000	967.90		8.98	1,000	894.70		5.50	1,000	975.00		8.06	N/A	N/A		N/A
Hypothetical 5% return	1,000	1,015.67	+	9.20	1,000	1,018.99	+	5.86	1,000	1,016.28	+	8.23	N/A	N/A	+	N/A

GOLDMAN SACHS SELECT SATELLITE FUNDS

Fund Expenses — Six Month Period Ended June 30, 2010 (Unaudited): (continued)

	Real Estate Securities Fund
				Expenses
				Paid for the
	Beginning	Ending		6 Months
	Account Value	Account Value		Ended
Share Class	1/01/10	6/30/10		6/30/10*
Class A
Actual	$1,000	$1,051.10		$7.32
Hypothetical 5% return	1,000	1,017.65	+	7.20

Class B
Actual	1,000	1,047.70		11.12
Hypothetical 5% return	1,000	1,013.93	+	10.94

Class C
Actual	1,000	1,048.00		11.12
Hypothetical 5% return	1,000	1,013.93	+	10.94

Institutional
Actual	1,000	1,053.60		5.30
Hypothetical 5% return	1,000	1,019.64	+	5.21

Service
Actual	1,000	1,051.10		7.83
Hypothetical 5% return	1,000	1,017.16	+	7.70

Class IR
Actual	1,000	1,052.40		6.06
Hypothetical 5% return	1,000	1,018.89	+	5.96

Class R
Actual	1,000	1,050.00		8.59
Hypothetical 5% return	1,000	1,016.41	+	8.45

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended June 30, 2010. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class B	Class C	Institutional	Service	Class IR	Class R

Absolute Return Tracker	1.60%	N/A	2.35%	1.20%	N/A	1.35%	1.85%
Commodity Strategy	0.92	N/A	1.67	0.58	N/A	0.67	1.17
Dynamic Allocation	1.45	N/A	2.20	1.05	N/A	1.20	1.70
International Real Estate Securities	1.53	N/A	2.28	1.13	N/A	1.28	N/A
Real Estate Securities	1.44	2.19%	2.19	1.04	1.54%	1.19	1.69

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $677 billion in assets under management as of June 30, 2010 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2] ■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money
Market Fund
■ Financial Square Prime
Obligations Fund
■ Financial Square Treasury
Instruments Fund
■ Financial Square Treasury
Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund

Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund

Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund

Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund

Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ All Cap Growth Fund
■ Concentrated Growth Fund
■ Tollkeeper FundSM
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed
Equity Fund
■ Structured International
Tax-Managed Equity Fund
■ U.S. Equity Dividend and
Premium Fund
■ International Equity Dividend and
Premium Fund

■ Structured International Small
Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets
Equity Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International
Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)

Select Satellite[3]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[3]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity
Portfolio
■ Tax Advantaged Global Equity
Portfolio

[1]	Ranking for Goldman Sachs Group, Inc., includes GSAM, PWM and Merchant Banking 2009 year-end assets. Ranked 9th in Total Assets Worldwide. Pensions&Investments, June 2010.

[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[3]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates. The Goldman Sachs Tollkeeper Fundsm is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke* John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker Joseph P. LoRusso* James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

* Effective August 19, 2010

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

A summary prospectus, if available, and/or a Prospectus for a Fund containing more information may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550) for the Goldman Sachs Funds. Please consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing. The summary prospectus, if available, and the Prospectus contains this and other information about a Fund.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objectives, risks, and charges and expenses, and read the summary prospectus, if available, and the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contains this and other information about a Fund.

Copyright 2010 Goldman, Sachs & Co.  All rights reserved.  39632.MF.TMPL SELSATSAR / 50.9K / 08-10

ITEM 2.	CODE OF ETHICS.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.		INVESTMENTS.

	(a)	Schedules of Investments are included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

	(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		The information required by this Item is only required in an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)		Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 30, 2010

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	August 30, 2010